                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act File Number   811-2111


                       RIVERSOURCE LARGE CAP SERIES, INC.
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                   -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:     1/31
                         --------------

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE DISCIPLINED EQUITY
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     18

Notes to Financial Statements.......     24

Proxy Voting........................     44

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Disciplined Equity Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                                                   19.6%
Energy                                                       17.5%
Information Technology                                       13.0%
Health Care                                                  12.8%
Consumer Discretionary                                       10.8%
Industrials                                                   9.8%
Other(1)                                                     16.5%

* Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Consumer Staples 6.2%, Materials 4.7%, Utilities 1.0%, Telecommunications Services 0.8% and Cash & Cash Equivalents(2) 3.8%.
(2) Of the 3.8%, 0.9% is due to security lending activity and 2.9% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Pfizer                                4.8%
Chevron                               4.4%
Exxon Mobil                           4.3%
Apple                                 3.4%
Johnson & Johnson                     2.7%
Citigroup                             2.6%
Microsoft                             2.4%
Home Depot                            2.0%
ConocoPhillips                        1.6%
Intel                                 1.5%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Dimitris Bertsimas,               15
   Ph.D.
Gina Mourtzinou, Ph.D.            12

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      AQEAX             04/24/03
Class B                      AQEBX             04/24/03
Class C                      RDCEX             04/24/03
Class I                      ALEIX             07/15/04
Class R2                        --             12/11/06
Class R3                     RSDEX             12/11/06
Class R4                     RQEYX             04/24/03
Class R5                     RSIPX             12/11/06
Class W                      RDEWX             12/01/06
Total net assets                        $ 3.450 billion
Number of holdings                                  241

--------------------------------------------------------------------------------

                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Disciplined Equity Fund Class A
  (excluding sales charge)                             -4.72%

S&P 500 Index(1)(unmanaged)                            -4.32%

Lipper Large-Cap Core Funds Index(2)                   -3.76%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.05%                        1.05%
Class B                                           1.82%                        1.82%
Class C                                           1.81%                        1.81%
Class I                                           0.70%                        0.70%
Class R2                                          1.49%                        1.49%
Class R3                                          1.25%                        1.25%
Class R4                                          1.00%                        0.91%
Class R5                                          0.75%                        0.75%
Class W                                           1.18%                        1.18%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.03%), will not exceed 1.09% for Class A, 1.85% for Class B, 1.85% for Class C, 0.78% for Class I, 1.58% for Class R2, 1.33% for Class R3, 0.88% for Class R4, 0.83% for Class R5 and 1.23% for Class W.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 4/24/03)           -4.72%     -3.39%    +7.61%    +11.14%
 Class B (inception 4/24/03)           -5.18%     -3.96%    +6.78%    +10.29%
 Class C (inception 4/24/03)           -5.20%     -3.98%    +6.79%    +10.30%
 Class I (inception 7/15/04)           -4.61%     -3.01%    +8.03%     +9.28%
 Class R2 (inception 12/11/06)         -4.83%     -3.49%      N/A      -1.47%
 Class R3 (inception 12/11/06)         -4.72%     -3.24%      N/A      -1.24%
 Class R4 (inception 4/24/03)          -4.74%     -3.14%    +7.80%    +11.34%
 Class R5 (inception 12/11/06)         -4.70%     -3.09%      N/A      -0.98%
 Class W (inception 12/1/06)           -4.82%     -3.35%      N/A      -0.04%

WITH SALES CHARGE
 Class A (inception 4/24/03)          -10.19%     -8.90%    +5.53%     +9.75%
 Class B (inception 4/24/03)           -9.67%     -8.51%    +5.60%    +10.00%
 Class C (inception 4/24/03)           -6.09%     -4.89%    +6.79%    +10.30%

--------------------------------------------------------------------------------

                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 4/24/03)           -2.03%     +5.26%    +9.20%    +12.96%
 Class B (inception 4/24/03)           -2.35%     +4.42%    +8.37%    +12.10%
 Class C (inception 4/24/03)           -2.36%     +4.58%    +8.39%    +12.11%
 Class I (inception 7/15/04)           -1.79%     +5.62%    +9.61%    +11.65%
 Class R2 (inception 12/11/06)         -2.02%     +4.99%      N/A      +4.89%
 Class R3 (inception 12/11/06)         -1.89%     +5.27%      N/A      +5.15%
 Class R4 (inception 4/24/03)          -1.93%     +5.35%    +9.38%    +13.17%
 Class R5 (inception 12/11/06)         -1.86%     +5.58%      N/A      +5.46%
 Class W (inception 12/1/06)           -1.98%     +5.17%      N/A      +6.38%

WITH SALES CHARGE
 Class A (inception 4/24/03)           -7.69%     -0.84%    +7.08%    +11.52%
 Class B (inception 4/24/03)           -6.98%     -0.53%    +7.22%    +11.81%
 Class C (inception 4/24/03)           -3.28%     +3.59%    +8.39%    +12.11%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas and Gina Mourtzinou discuss RiverSource Disciplined Equity Fund's positioning and results for the six months ended Jan. 31, 2008.

Q: How did RiverSource Disciplined Equity Fund perform for the semiannual period?

A: RiverSource Disciplined Equity Fund's Class A shares (excluding sales charge) declined 4.72% for the six months ended Jan. 31, 2008. The Fund underperformed the unmanaged Standard & Poor's 500 Index (S&P 500 Index), which fell 4.32%, as well as the Lipper Large-Cap Core Funds Index, representing the Fund's peer group, which declined 3.76%, for the same period.

   DURING THE SIX-MONTH PERIOD, THE QUALITY AND MOMENTUM MODELS OUTPERFORMED THE S&P 500 INDEX, BUT NOT ENOUGH TO OFFSET THE UNDERPERFORMANCE OF THE VALUE MODEL.


Q: What factors most significantly affected the Fund's performance?

A: The Fund's performance resulted from the three quantitative investment models - momentum, value and quality - we employ in selecting stocks for the Fund's portfolio. During the six-month period, the quality and momentum models outperformed the S&P 500 Index, but not enough to offset the underperformance of the value model. The quality model was intended to serve, in part, as a defensive measure during equity market corrections when investor risk aversion increases, and it indeed took the lead throughout these challenging months. The value and quality models performed strongly when beaten-up financials and homebuilders rallied somewhat in January 2008, while the momentum model lagged. All of this supports our research indicating that the style diversification provided by the three quantitative models is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

   We do not make sector or industry bets based on our outlook for the economy or the equity markets. During the period, the Fund's quantitative models led to a bias toward large-cap and quality stocks, both of which boosted results, as these equity sectors performed comparatively well. At the same time, however, the Fund's models positioned the portfolio toward the cheapest price/earnings stocks, which detracted.

--------------------------------------------------------------------------------

                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Overall, sector allocation contributed modestly to the Fund's performance, with a sizable weighting in energy and smaller positions in financials and information technology particularly helpful. Partially offsetting these positives were a moderate allocation to the strongly performing consumer staples sector and a significant exposure to the weaker consumer discretionary sector.

   Stock selection as a whole detracted slightly from Fund results, even though it was effective in nearly all of the sectors in which the Fund invests, and was especially strong in the information technology and consumer discretionary sectors. Such positives were not enough to offset the effect of weak stock selection in energy and financials.

   Among individual holdings, information technology company Apple, selected by the momentum model, contributed most to the Fund's return. Other strong, positive contributors included chemicals firm Monsanto, selected by the momentum model; fast-food restaurant giant McDonald's, favored by the momentum model; machinery leader Deere & Co, chosen by the momentum model; health care services company Express Scripts, another momentum model pick; and pharmaceutical company Johnson & Johnson, selected by the quality model.

   Stocks that detracted from the Fund's return included four financials companies, each selected by the value model, namely Fannie Mae, Citigroup, Freddie Mac and Washington Mutual. Other poor performers during the period were energy equipment firm Schlumberger, a momentum model pick, and metals and mining company Freeport-McMoRan Copper & Gold, selected by both the value and momentum models.

   At the end of January, the Fund's largest individual stock holdings were pharmaceutical giant Pfizer, a value and quality model choice; energy companies Chevron and Exxon Mobil, the former selected by all three models and the latter a quality model pick; information technology company Apple, selected by the momentum model; pharmaceutical company Johnson & Johnson, a quality model pick; and financial company Citigroup, selected by the value model.

Q: What changes did you make to the Fund's portfolio during the period?

A: As a result of quantitative models-driven stock selection during the period, the Fund's sector allocations changed somewhat. For example, the Fund's

--------------------------------------------------------------------------------

 8 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   exposure to telecommunication services and utilities decreased relative to the S&P 500 Index. The Fund's positions in health care, materials and financials increased. Our risk models limit the size of individual holdings, as well as sector and industry allocations relative to the S&P 500 Index. As an example, the Fund's weightings by sector and industry can never be more than 6% overweighted or underweighted relative to the S&P 500 Index. We also apply additional risk measures that impose constraints on market capitalization, price, quality, turnover, transaction costs and other variables.

   WE INTEND TO CONTINUE SEEKING OPTIMAL RETURNS FOR THE FUND THROUGH THE STYLE DIVERSIFICATION OFFERED BY OUR THREE QUANTITATIVE INVESTMENT MODELS.


Q: How do you intend to manage the Fund in the coming months?

A: We intend to continue seeking optimal returns for the Fund through the style diversification offered by our three quantitative investment models. We are convinced of the merit of our multifaceted, disciplined approach to managing risk in the Fund and believe this combination of style diversification and rigorous risk management will allow us to maintain the high quality of the Fund's portfolio in whatever market conditions lie ahead.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            AUG. 1, 2007    JAN. 31, 2008    THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $  952.80         $ 4.82            .98%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.27         $ 4.99            .98%
 Class B
   Actual(b)                   $1,000         $  948.20         $ 8.54           1.74%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.43         $ 8.84           1.74%
 Class C
   Actual(b)                   $1,000         $  948.00         $ 8.49           1.73%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.48         $ 8.79           1.73%
 Class I
   Actual(b)                   $1,000         $  953.90         $ 3.10            .63%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.03         $ 3.21            .63%
 Class R2
   Actual(b)                   $1,000         $  951.70         $ 6.99           1.42%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.05         $ 7.22           1.42%
 Class R3
   Actual(b)                   $1,000         $  952.80         $ 5.66           1.15%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.41         $ 5.85           1.15%
 Class R4
   Actual(b)                   $1,000         $  952.60         $ 4.23            .86%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.87         $ 4.38            .86%
 Class R5
   Actual(b)                   $1,000         $  953.00         $ 3.30            .67%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.83         $ 3.41            .67%
 Class W
   Actual(b)                   $1,000         $  951.80         $ 5.31           1.08%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.76         $ 5.50           1.08%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Jan. 31, 2008: -4.72% for Class A, -5.18% for Class B, -5.20% for Class C, -4.61% for Class I, -4.83% for Class R2, -4.72% for Class R3, -4.74% for Class R4, -4.70% for Class R5 and -4.82% for Class W.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.1%)
ISSUER                                            SHARES                    VALUE(A)

AEROSPACE & DEFENSE (1.7%)
General Dynamics                                     150,467             $12,708,443
Goodrich                                             114,024               7,132,201
Honeywell Intl                                       294,567              17,400,073
Precision Castparts                                   83,393               9,490,123
United Technologies                                  170,133              12,489,464
                                                                     ---------------
Total                                                                     59,220,304
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
United Parcel Service Cl B                            90,748               6,639,124
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Goodyear Tire
 & Rubber                                             46,828(b)            1,178,661
Johnson Controls                                     666,450              23,572,336
                                                                     ---------------
Total                                                                     24,750,997
------------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Ford Motor                                         1,207,269(b)            8,016,266
General Motors                                       493,143              13,960,878
Harley-Davidson                                      144,208               5,851,961
                                                                     ---------------
Total                                                                     27,829,105
------------------------------------------------------------------------------------

BEVERAGES (2.1%)
Coca-Cola                                            490,947              29,049,334
Coca-Cola Enterprises                                139,108               3,209,222
Pepsi Bottling Group                                  88,325               3,078,126
PepsiCo                                              536,808(h)           36,604,937
                                                                     ---------------
Total                                                                     71,941,619
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Biogen Idec                                          186,838(b)           11,387,776
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                260,746               5,978,906
Trane                                                 96,782               4,333,898
                                                                     ---------------
Total                                                                     10,312,804
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CAPITAL MARKETS (3.3%)
Bear Stearns Companies                                66,590              $6,013,077
E*TRADE Financial                                    121,906(b)              605,873
Goldman Sachs Group                                   29,836               5,990,174
Janus Capital Group                                   88,512               2,390,709
Lehman Brothers Holdings                             421,561              27,051,569
Merrill Lynch & Co                                   545,667              30,775,619
Morgan Stanley                                       787,984              38,950,049
T Rowe Price Group                                    54,720               2,768,285
                                                                     ---------------
Total                                                                    114,545,355
------------------------------------------------------------------------------------

CHEMICALS (2.6%)
Air Products & Chemicals                              48,305               4,348,416
Ashland                                                8,000                 364,240
Dow Chemical                                         350,979              13,568,848
Ecolab                                                67,323(h)            3,248,335
Monsanto                                             455,011              51,161,436
PPG Inds                                              66,308               4,382,296
Praxair                                              135,365              10,952,382
Sigma-Aldrich                                         59,672               2,963,312
                                                                     ---------------
Total                                                                     90,989,265
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
BB&T                                                 390,651              14,172,817
Comerica                                             171,854               7,496,271
Fifth Third Bancorp                                  123,560               3,348,476
First Horizon Natl                                   264,891(d)            5,740,188
Huntington Bancshares                                144,750(d)            1,946,888
KeyCorp                                              191,005               4,994,781
Marshall & Ilsley                                     55,025               1,535,198
Natl City                                            688,288              12,244,644
SunTrust Banks                                        18,947               1,306,396
Synovus Financial                                    135,983               1,796,335
US Bancorp                                           128,076(h)            4,348,180
Wachovia                                             107,170               4,172,128
                                                                     ---------------
Total                                                                     63,102,302
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                        26,161              $1,355,663
RR Donnelley & Sons                                   79,664               2,779,477
                                                                     ---------------
Total                                                                      4,135,140
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
Ciena                                                 87,852(b)            2,383,425
Corning                                              307,678               7,405,809
Juniper Networks                                     647,103(b)           17,568,846
QUALCOMM                                             624,430              26,488,321
                                                                     ---------------
Total                                                                     53,846,401
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.6%)
Apple                                                870,456(b)          117,824,924
EMC                                                2,603,090(b)           41,311,038
IBM                                                  256,381              27,519,937
Lexmark Intl Cl A                                    152,812(b)            5,533,323
NCR                                                   35,125(b)              754,485
QLogic                                                47,190(b)              674,817
                                                                     ---------------
Total                                                                    193,618,524
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                                109,702              13,347,442
Jacobs Engineering Group                             149,899(b)           11,458,280
                                                                     ---------------
Total                                                                     24,805,722
------------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
SLM                                                   71,306               1,550,906
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Ball                                                  31,661               1,452,923
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                        157,293               6,909,881
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                     25,353(b)            2,021,648
H&R Block                                            128,936               2,484,597
                                                                     ---------------
Total                                                                      4,506,245
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                      688,806             $30,548,546
CIT Group                                            196,139               5,484,046
Citigroup                                          3,270,125              92,282,928
IntercontinentalExchange                              13,582(b)            1,900,937
JPMorgan Chase & Co                                1,025,419              48,758,673
Leucadia Natl                                        209,784(d)            9,266,159
                                                                     ---------------
Total                                                                    188,241,289
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Embarq                                                30,891               1,399,362
Verizon Communications                               706,965              27,458,521
                                                                     ---------------
Total                                                                     28,857,883
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
Duke Energy                                           77,239               1,441,280
Edison Intl                                           60,970               3,180,195
PPL                                                  385,743              18,870,548
                                                                     ---------------
Total                                                                     23,492,023
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Cooper Inds Cl A                                      65,899               2,935,141
Emerson Electric                                      98,708               5,018,315
                                                                     ---------------
Total                                                                      7,953,456
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                  85,275(b,h)          2,891,675
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.5%)
BJ Services                                           67,770               1,473,998
Cameron Intl                                         271,352(b)           10,924,632
ENSCO Intl                                            49,198               2,515,002
Nabors Inds                                           75,642(b,c)          2,058,975
Natl Oilwell Varco                                   121,258(b)            7,303,369
Noble                                                149,661               6,550,662
Schlumberger                                         678,337              51,187,309
Smith Intl                                           191,619              10,387,666
Transocean                                            69,075(b)            8,468,595
Weatherford Intl                                     303,252(b)           18,744,006
                                                                     ---------------
Total                                                                    119,614,214
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
Safeway                                              318,606               9,873,600
SUPERVALU                                             79,252               2,382,315
Walgreen                                              37,391               1,312,798
Wal-Mart Stores                                      950,312              48,351,875
                                                                     ---------------
Total                                                                     61,920,588
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD PRODUCTS (0.3%)
Dean Foods                                            27,032                $756,896
Sara Lee                                             476,830(h)            6,704,229
Tyson Foods Cl A                                     287,490               4,096,733
                                                                     ---------------
Total                                                                     11,557,858
------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Questar                                              112,296               5,716,989
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Baxter Intl                                          112,025               6,804,399
Becton Dickinson & Co                                 44,419               3,843,576
Stryker                                              239,689              16,051,972
Varian Medical Systems                                12,728(b)              661,729
                                                                     ---------------
Total                                                                     27,361,676
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Cardinal Health                                      132,800               7,698,416
CIGNA                                                511,572              25,148,879
Express Scripts                                      312,689(b)           21,103,381
Health Management Associates Cl A                     67,300                 362,747
Humana                                                35,112(b)            2,819,494
Laboratory Corp of America Holdings                    9,029(b)              667,063
Medco Health Solutions                               554,391(b)           27,763,900
Quest Diagnostics                                     38,786(d)            1,912,926
Tenet Healthcare                                     456,110(b)            2,020,567
                                                                     ---------------
Total                                                                     89,497,373
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Intl Game Technology                                  15,007                 640,349
McDonald's                                           207,075              11,088,866
Wendy's Intl                                          23,534                 574,700
                                                                     ---------------
Total                                                                     12,303,915
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Black & Decker                                         9,980                 723,949
Centex                                               168,771               4,688,458
DR Horton                                            693,693              11,966,204
KB Home                                              141,005               3,877,638
Lennar Cl A                                          328,636               6,769,902
Pulte Homes                                          202,526               3,309,275
                                                                     ---------------
Total                                                                     31,335,426
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark                                       257,974             $16,935,993
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
3M                                                   664,986              52,966,134
Textron                                              156,453(h)            8,769,191
Tyco Intl                                            216,455(c)            8,519,669
                                                                     ---------------
Total                                                                     70,254,994
------------------------------------------------------------------------------------

INSURANCE (6.8%)
ACE                                                  301,685(c)           17,600,303
AFLAC                                                222,730              13,660,031
Allstate                                             752,055              37,053,750
Ambac Financial Group                                235,033(d)            2,754,587
American Intl Group                                  435,870              24,042,589
Aon                                                   52,239               2,273,441
Assurant                                              27,878               1,809,003
Chubb                                                366,329              18,972,179
Cincinnati Financial                                  28,900               1,113,806
Genworth Financial Cl A                              656,721              15,984,589
Lincoln Natl                                          72,212               3,925,444
Marsh & McLennan Companies                           262,123               7,234,595
MBIA                                                 121,783(d)            1,887,637
MetLife                                              123,320               7,272,180
Progressive                                        1,079,899              20,042,925
Prudential Financial                                 152,757              12,888,108
Safeco                                                83,586(h)            4,460,985
Torchmark                                             89,376               5,457,299
Travelers Companies                                  482,839              23,224,556
Unum Group                                           358,253               8,103,683
XL Capital Cl A                                       48,190(c)            2,168,550
                                                                     ---------------
Total                                                                    231,930,240
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                           181,591(b,h)         14,109,621
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
Google Cl A                                           47,277(b)           26,678,411
VeriSign                                             170,201(b,d)          5,773,218
                                                                     ---------------
Total                                                                     32,451,629
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

IT SERVICES (0.3%)
Automatic Data Processing                             19,839                $804,868
Fidelity Natl Information Services                    67,329               2,858,116
Paychex                                               98,702               3,229,530
Total System Services                                 65,805               1,520,096
Unisys                                               124,409(b)              517,541
                                                                     ---------------
Total                                                                      8,930,151
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                             61,151               1,161,257
Eastman Kodak                                        232,404               4,631,812
Mattel                                               530,174              11,138,956
                                                                     ---------------
Total                                                                     16,932,025
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Applera-Applied Biosystems Group                      34,347(f)            1,082,961
PerkinElmer                                           44,019               1,095,633
Waters                                                20,509(b)            1,178,242
                                                                     ---------------
Total                                                                      3,356,836
------------------------------------------------------------------------------------

MACHINERY (3.8%)
Caterpillar                                          516,479              36,742,317
Cummins                                              273,041              13,182,419
Deere & Co                                           325,760              28,588,698
Eaton                                                 66,218               5,480,202
Illinois Tool Works                                   31,849               1,605,190
Ingersoll-Rand Cl A                                  296,130(c)           11,703,058
ITT                                                   71,519               4,250,374
Manitowoc                                            155,654               5,933,530
PACCAR                                               166,484(d)            7,811,429
Pall                                                  48,360               1,784,000
Parker Hannifin                                      161,275              10,903,803
Terex                                                 61,944(b)            3,639,829
                                                                     ---------------
Total                                                                    131,624,849
------------------------------------------------------------------------------------

MEDIA (1.1%)
CBS Cl B                                             740,544              18,654,303
Gannett                                              498,635              18,449,495
McGraw-Hill Companies                                 16,525                 706,609
New York Times Cl A                                  109,515(d)            1,833,281
                                                                     ---------------
Total                                                                     39,643,688
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

METALS & MINING (2.0%)
Alcoa                                                334,557             $11,073,837
Freeport-McMoRan Copper & Gold                       588,540              52,397,716
United States Steel                                   46,592               4,757,509
                                                                     ---------------
Total                                                                     68,229,062
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Family Dollar Stores                                 102,849               2,162,914
Kohl's                                                70,735(b)            3,228,346
Target                                                31,333               1,741,488
                                                                     ---------------
Total                                                                      7,132,748
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
NiSource                                             121,389               2,305,177
TECO Energy                                           83,991               1,400,130
                                                                     ---------------
Total                                                                      3,705,307
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.3%)
Anadarko Petroleum                                   273,837              16,044,110
Apache                                               122,547              11,695,886
Chevron                                            1,831,571             154,767,749
ConocoPhillips                                       696,985              55,981,835
CONSOL Energy                                         62,063               4,530,599
Devon Energy                                          57,973               4,926,546
Exxon Mobil                                        1,729,512             149,429,836
Hess                                                  62,794               5,703,579
Marathon Oil                                         375,756              17,604,169
Murphy Oil                                           160,618              11,811,848
Occidental Petroleum                                 701,124              47,585,286
Valero Energy                                        184,830              10,940,088
                                                                     ---------------
Total                                                                    491,021,531
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
MeadWestvaco                                          72,874               2,040,472
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Avon Products                                         83,774               2,933,765
------------------------------------------------------------------------------------

PHARMACEUTICALS (9.2%)
Barr Pharmaceuticals                                  27,130(b)            1,415,915
Eli Lilly & Co                                       116,790               6,017,021
Forest Laboratories                                  130,224(b)            5,179,008
Johnson & Johnson                                  1,472,760              93,166,798
King Pharmaceuticals                                 400,546(b)            4,201,728
Merck & Co                                           772,283              35,741,257

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
PHARMACEUTICALS (CONT.)
Mylan                                                 88,334              $1,317,060
Pfizer                                             7,149,910             167,236,395
                                                                     ---------------
Total                                                                    314,275,182
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           70,910(b)            1,376,363
------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
CSX                                                  218,212              10,578,918
Union Pacific                                        103,594              12,952,358
                                                                     ---------------
Total                                                                     23,531,276
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Intel                                              2,505,392              53,114,310
MEMC Electronic Materials                            120,382(b)            8,602,498
Teradyne                                              33,903(b)              371,916
                                                                     ---------------
Total                                                                     62,088,724
------------------------------------------------------------------------------------

SOFTWARE (2.9%)
Compuware                                            107,033(b)              909,781
Microsoft                                          2,529,902(h)           82,474,805
Oracle                                               805,327(b)           16,549,470
                                                                     ---------------
Total                                                                     99,934,056
------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.3%)
Abercrombie & Fitch Cl A                              47,279               3,767,664
AutoNation                                           173,695(b)            2,827,755
AutoZone                                              41,363(b,h)          4,999,959
Bed Bath & Beyond                                    172,209(b,d)          5,552,018
Best Buy                                             144,404               7,048,359
GameStop Cl A                                        134,574(b)            6,961,513
Gap                                                  330,498(h)            6,319,122
Home Depot                                         2,249,714              68,998,727
Lowe's Companies                                   1,222,095              32,312,192
Office Depot                                          37,206(b)              551,765
RadioShack                                           168,700               2,926,945
Sherwin-Williams                                      53,160(h)            3,041,284
Staples                                               28,256                 676,449
Tiffany & Co                                          53,505               2,134,850
                                                                     ---------------
Total                                                                    148,118,602
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Coach                                                425,592(b,h)        $13,640,224
Jones Apparel Group                                  116,009               1,948,951
Liz Claiborne                                        193,713               4,240,378
Nike Cl B                                            250,207              15,452,784
VF                                                    80,201               6,205,151
                                                                     ---------------
Total                                                                     41,487,488
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.4%)
Countrywide Financial                                631,768(d)            4,397,105
Fannie Mae                                           996,123              33,728,724
Freddie Mac                                          715,153              21,733,500
MGIC Investment                                      175,861(d)            3,253,429
Sovereign Bancorp                                    110,838               1,382,150
Washington Mutual                                    939,106              18,706,992
                                                                     ---------------
Total                                                                     83,201,900
------------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                         641,159              48,612,675
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                           42,704               3,397,957
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,415,656,815)                                                $3,349,545,892
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.9%)(e)
                                                  SHARES                  VALUE(A)
RiverSource Short-Term
 Cash Fund                                      133,456,981(g)        $133,456,981
----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $133,456,981)                                                  $133,456,981
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,549,113,796)(i)                                           $3,483,002,873
==================================================================================

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                 NUMBER OF                                            UNREALIZED
                                 CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
S&P 500 Index                        228           $78,637,200      March 2008         $691,413

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 1.2% of net assets.

(d) At Jan. 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.9% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 3.0% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(h) At Jan. 31, 2008, investments in securities included securities valued at $9,045,330 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(i) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $3,549,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $255,337,000
Unrealized depreciation                                           (321,448,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(66,111,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $3,415,656,815)       $3,349,545,892
   Affiliated money market fund (identified cost
      $133,456,981)                                                133,456,981
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $3,549,113,796)                                               3,483,002,873
Cash                                                                   189,468
Capital shares receivable                                           47,682,244
Dividends receivable                                                 3,398,189
Receivable for investment securities sold                          140,243,823
Variation margin receivable                                          1,152,750
------------------------------------------------------------------------------
Total assets                                                     3,675,669,347
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              11,384,762
Payable for investment securities purchased                        182,702,992
Payable upon return of securities loaned                            31,719,500
Accrued investment management services fee                              52,322
Accrued distribution fee                                                20,181
Accrued transfer agency fee                                              2,873
Accrued administrative services fee                                      4,699
Accrued plan administration services fee                                   919
Other accrued expenses                                                 201,566
------------------------------------------------------------------------------
Total liabilities                                                  226,089,814
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $3,449,579,533
==============================================================================

--------------------------------------------------------------------------------

 18 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                       $   5,337,314
Additional paid-in capital                                           3,531,852,233
Undistributed net investment income                                      3,196,394
Accumulated net realized gain (loss)                                   (25,424,761)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                          (65,381,647)
----------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital
   stock                                                             $3,449,579,533
==================================================================================

Net assets applicable to outstanding
   shares:                                Class A                                                 $1,252,334,040
                                          Class B                                                 $   54,495,262
                                          Class C                                                 $    3,023,989
                                          Class I                                                 $  450,092,419
                                          Class R2                                                $        4,274
                                          Class R3                                                $        4,276
                                          Class R4                                                $  136,937,647
                                          Class R5                                                $        4,277
                                          Class W                                                 $1,552,683,349
Net asset value per share of outstanding
   capital stock:                         Class A shares (1)                       193,702,203    $         6.47
                                          Class B shares                             8,515,833    $         6.40
                                          Class C shares                               473,899    $         6.38
                                          Class I shares                            69,210,925    $         6.50
                                          Class R2 shares                                  661    $         6.47
                                          Class R3 shares                                  661    $         6.47
                                          Class R4 shares                           21,098,328    $         6.49
                                          Class R5 shares                                  661    $         6.47
                                          Class W shares                           240,728,210    $         6.45
----------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                                           $   31,717,843
----------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  35,145,432
Interest                                                                6,699
Income distributions from affiliated money market fund              1,834,273
Fee income from securities lending                                     90,432
-----------------------------------------------------------------------------
Total income                                                       37,076,836
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  9,133,877
Distribution fee
      Class A                                                       1,738,814
      Class B                                                         305,347
      Class C                                                          16,445
      Class R2                                                             12
      Class R3                                                              6
      Class W                                                       1,513,782
Transfer agency fee
      Class A                                                         654,224
      Class B                                                          32,341
      Class C                                                           1,641
      Class R2                                                              2
      Class R3                                                              2
      Class R4                                                         38,575
      Class R5                                                              2
      Class W                                                       1,211,026
Administrative services fee                                           845,880
Plan administration services fee
      Class R2                                                              6
      Class R3                                                              6
      Class R4                                                        192,875
Compensation of board members                                          32,049
Custodian fees                                                         89,770
Printing and postage                                                  117,230
Registration fees                                                     112,930
Professional fees                                                      29,597
Other                                                                  45,641
-----------------------------------------------------------------------------
Total expenses                                                     16,112,080
      Expenses waived/reimbursed by the Investment Manager
         and its affiliates                                           (53,996)
-----------------------------------------------------------------------------
                                                                   16,058,084
      Earnings and bank fee credits on cash balances                  (59,689)
-----------------------------------------------------------------------------
Total net expenses                                                 15,998,395
-----------------------------------------------------------------------------
Investment income (loss) - net                                     21,078,441
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                              $ 21,538,727
   Futures contracts                                                    (7,491,027)
----------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 14,047,700
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                         (216,710,783)
----------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 (202,663,083)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $(181,584,642)
==================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008      JULY 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                         $   21,078,441     $   26,328,359
Net realized gain (loss) on investments                    14,047,700        175,329,400
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (216,710,783)        99,972,248
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            (181,584,642)       301,630,007
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (11,230,439)       (11,770,748)
      Class B                                                    (174)          (119,376)
      Class C                                                  (4,379)            (7,167)
      Class I                                              (5,698,153)        (4,503,510)
      Class R2                                                    (28)               (53)
      Class R3                                                    (40)               (53)
      Class R4                                             (1,390,578)        (2,093,617)
      Class R5                                                    (54)               (54)
      Class W                                             (14,867,518)            (4,357)
   Net realized gain
      Class A                                             (68,772,061)       (98,698,411)
      Class B                                              (3,058,960)        (5,457,193)
      Class C                                                (169,022)          (199,900)
      Class I                                             (24,176,366)       (28,282,528)
      Class R2                                                   (244)              (338)
      Class R3                                                   (244)              (338)
      Class R4                                             (7,584,972)       (15,612,336)
      Class R5                                                   (244)              (338)
      Class W                                             (74,056,615)           (27,397)
----------------------------------------------------------------------------------------
Total distributions                                      (211,010,091)      (166,777,714)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 22 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008      JULY 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      $   22,188,299     $   88,546,740
   Class B shares                                           3,070,795         11,644,836
   Class C shares                                             325,399            962,793
   Class I shares                                          62,364,314        268,920,269
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                          9,158,366         96,913,115
   Class R5 shares                                                 --              5,000
   Class W shares                                       1,018,495,542        847,280,579
Reinvestment of distributions at net asset value
   Class A shares                                          74,058,702        101,787,281
   Class B shares                                           3,022,151          5,504,829
   Class C shares                                             167,943            204,516
   Class I shares                                          29,873,023         32,784,089
   Class R4 shares                                          8,975,550         17,705,953
   Class W shares                                          88,923,836             31,356
Payments for redemptions
   Class A shares                                        (111,281,290)      (248,119,981)
   Class B shares                                          (7,636,124)       (34,806,536)
   Class C shares                                            (454,059)          (749,148)
   Class I shares                                         (30,734,883)      (138,117,054)
   Class R4 shares                                        (23,174,206)      (203,796,200)
   Class W shares                                        (124,548,503)       (82,651,517)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                         1,022,794,855        764,060,920
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   630,200,122        898,913,213
Net assets at beginning of period                       2,819,379,411      1,920,466,198
----------------------------------------------------------------------------------------
Net assets at end of period                            $3,449,579,533     $2,819,379,411
========================================================================================
Undistributed net investment income                    $    3,196,394     $   15,309,316
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Equity fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 24 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT 25 loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined

--------------------------------------------------------------------------------

 26 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  27

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $254,064 for the six months ended Jan. 31, 2008. The management fee for the six months ended Jan. 31, 2008 was 0.56% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive adjustment.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.05% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $6,879.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at annual rate of

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT 29 up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $204,511 for Class A, $15,452 for Class B and $175 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.18% for Class R2, 0.91% for Class R3 and 0.86% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $53,031 for Class R4 and the plan administration services fees at the class level were $6, $6 and $953 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.09% for Class A, 1.85% for Class B, 1.85% for Class C, 0.78% for Class I, 1.58% for Class R2, 1.33% for Class R3, 0.88% for Class R4, 0.83% for Class R5 and 1.23% for Class W of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $59,689 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,565,251,143 and $801,902,036, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 30 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2008
                                         ISSUED FOR
                                         REINVESTED                           NET
                             SOLD       DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                     3,085,117    10,923,112     (15,623,537)       (1,615,308)
Class B                       434,778       449,725      (1,093,453)         (208,950)
Class C                        45,924        25,066         (64,676)            6,314
Class I                     8,542,474     4,380,209      (4,400,819)        8,521,864
Class R2                           --            --              --                --
Class R3                           --            --              --                --
Class R4                    1,279,032     1,317,996      (3,237,873)         (640,845)
Class R5                           --            --              --                --
Class W                   141,990,888    13,134,983     (17,561,691)      137,564,180
-----------------------------------------------------------------------------------------

                                                   YEAR ENDED JULY 31, 2007
                                               ISSUED FOR
                                               REINVESTED                           NET
                                   SOLD       DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------
Class A                          12,174,430    14,582,705     (34,507,399)       (7,750,264)
Class B                           1,639,136       796,647      (4,750,576)       (2,314,793)
Class C                             135,752        29,640        (105,911)           59,481
Class I                          37,783,228     4,670,098     (18,989,372)       23,463,954
Class R2*                               661            --              --               661
Class R3*                               661            --              --               661
Class R4                         13,970,887     2,529,422     (27,927,795)      (11,427,486)
Class R5*                               661            --              --               661
Class W**                       114,252,036         4,492     (11,092,498)      103,164,030
-----------------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to July 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT 31 guidelines adopted by and under the oversight of the Board. At Jan. 31, 2008, securities valued at $31,717,843 were on loan to brokers. For collateral, the Fund received $31,719,500 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $90,432 for the six months ended Jan. 31, 2008. Expenses paid to the Investment Manager were $3,010 for the six months ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $832,368,029 and $707,236,435, respectively, for the six months ended Jan. 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

--------------------------------------------------------------------------------

 32 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  33

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 34 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)           2007           2006           2005           2004
Net asset value, beginning of period     $7.22          $6.74          $6.70          $5.95          $5.44
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .05(b)         .08(b)         .06            .04            .02
Net gains (losses) (both realized
 and unrealized)                          (.37)           .97            .35            .90            .63
----------------------------------------------------------------------------------------------------------
Total from investment operations          (.32)          1.05            .41            .94            .65
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.06)          (.06)          (.06)          (.03)          (.02)
Distributions from realized gains         (.37)          (.51)          (.31)          (.16)          (.12)
----------------------------------------------------------------------------------------------------------
Total distributions                       (.43)          (.57)          (.37)          (.19)          (.14)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $6.47          $7.22          $6.74          $6.70          $5.95
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,252         $1,410         $1,368            $28            $13
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              .98%(e)       1.05%          1.05%          1.35%          1.91%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          .98%(e)       1.03%          1.02%          1.25%          1.13%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.31%(e)       1.13%           .95%           .84%           .65%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    25%            62%           137%            64%            64%
----------------------------------------------------------------------------------------------------------
Total return(h)                         (4.72%)(i)     15.92%          6.25%         15.95%         11.99%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $7.12          $6.65          $6.62          $5.90          $5.43
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .02(b)         .03(b)         .01            .02           (.02)
Net gains (losses) (both realized
 and unrealized)                         (.37)           .96            .34            .86            .61
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.35)           .99            .35            .88            .59
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --           (.01)          (.01)            --             --
Distributions from realized gains        (.37)          (.51)          (.31)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.37)          (.52)          (.32)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.40          $7.12          $6.65          $6.62          $5.90
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $54            $62            $73             $9             $3
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            1.74%(e)       1.82%          1.85%          2.13%          2.73%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)        1.74%(e)       1.79%          1.82%          2.04%          1.95%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)             .55%(e)        .37%           .20%           .06%          (.16%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   25%            62%           137%            64%            64%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (5.18%)(i)     15.18%          5.42%         15.03%         10.95%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earning and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $7.11          $6.65          $6.62          $5.90          $5.43
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .02(b)         .03(b)         .01            .01           (.02)
Net gains (losses) (both realized
 and unrealized)                         (.37)           .96            .35            .87            .61
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.35)           .99            .36            .88            .59
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.01)          (.02)          (.02)            --             --
Distributions from realized gains        (.37)          (.51)          (.31)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.38)          (.53)          (.33)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.38          $7.11          $6.65          $6.62          $5.90
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $3             $3             $3            $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            1.73%(e)       1.81%          1.84%          2.13%          2.73%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)        1.73%(e)       1.79%          1.81%          2.06%          1.95%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)             .55%(e)        .36%           .20%           .02%          (.17%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   25%            62%           137%            64%            64%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (5.20%)(i)     15.14%          5.51%         15.03%         10.96%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  37

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,          2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period     $7.27          $6.78          $6.73          $5.96          $5.99
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .06(c)         .11(c)         .08            .04            .02
Net gains (losses) (both realized
 and unrealized)                          (.37)           .97            .36            .92           (.05)
----------------------------------------------------------------------------------------------------------
Total from investment operations          (.31)          1.08            .44            .96           (.03)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.09)          (.08)          (.08)          (.03)            --
Distributions from realized gains         (.37)          (.51)          (.31)          (.16)            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (.46)          (.59)          (.39)          (.19)            --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $6.50          $7.27          $6.78          $6.73          $5.96
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $450           $441           $252            $82             $9
----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              .63%(f)        .70%           .72%           .91%          1.27%(f)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          .63%(f)        .67%           .70%           .91%           .93%(f)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.64%(f)       1.47%          1.41%          1.19%          5.35%(f)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    25%            62%           137%            64%            64%
----------------------------------------------------------------------------------------------------------
Total return(i)                         (4.61%)(j)     16.29%          6.73%         16.29%          (.50%)(j)
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $7.21          $7.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .04            .03
Net gains (losses) (both realized and
 unrealized)                               (.37)           .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.33)           .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.08)
Distributions from realized gains          (.37)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.41)          (.59)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.47          $7.21
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.42%          1.49%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)      1.18%          1.48%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.11%           .55%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     25%            62%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (4.83%)         3.31%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $7.22          $7.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .05            .04
Net gains (losses) (both realized and
 unrealized)                               (.37)           .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.32)           .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.08)
Distributions from realized gains          (.37)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.43)          (.59)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.47          $7.22
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.15%          1.24%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       .91%          1.22%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.38%           .81%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     25%            62%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (4.72%)         3.46%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $7.25          $6.76          $6.71          $5.95          $5.45
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .05(b)         .09(b)         .07            .05            .03
Net gains (losses) (both realized
 and unrealized)                         (.37)           .98            .36            .91            .61
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.32)          1.07            .43            .96            .64
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.07)          (.07)          (.07)          (.04)          (.02)
Distributions from realized gains        (.37)          (.51)          (.31)          (.16)          (.12)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.44)          (.58)          (.38)          (.20)          (.14)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.49          $7.25          $6.76          $6.71          $5.95
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $137           $158           $224            $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             .93%(e)        .95%           .87%          1.18%          1.76%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)         .86%(e)        .87%           .84%          1.06%           .98%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.42%(e)       1.29%          1.10%          1.03%           .78%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   25%            62%           137%            64%            64%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (4.74%)(i)     16.15%          6.48%         16.25%         11.87%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  41

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $7.24          $7.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .06            .06
Net gains (losses) (both realized and
 unrealized)                               (.38)           .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.32)           .26
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.08)
Distributions from realized gains          (.37)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.45)          (.59)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.47          $7.24
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           .67%           .75%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       .67%           .74%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.62%          1.28%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     25%            62%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (4.70%)         3.76%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $7.22          $7.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .04            .03
Net gains (losses) (both realized and
 unrealized)                               (.37)           .32
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.33)           .35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.08)
Distributions from realized gains          (.37)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.59)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.45          $7.22
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,553           $745
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.08%          1.18%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)      1.08%          1.13%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.13%           .59%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     25%            62%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (4.82%)         5.01%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT  43

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 44 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE DISCIPLINED EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6274 F (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE GROWTH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                      SINGLE STRATEGY FUNDS LOGO

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     19

Notes to Financial Statements.......     25

Proxy Voting........................     46

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                            RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Growth Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Information Technology                                       23.2%
Health Care                                                  19.0%
Consumer Discretionary                                       15.3%
Telecommunication Services                                   13.0%
Consumer Staples                                              9.6%
Industrials                                                   6.0%
Other(1)                                                     13.9%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Financials 4.8%, Materials 3.1%, Energy 1.8%, Options Purchased 0.2% and Cash & Cash Equivalents(2) 4.0%.
(2) Of the 4.0%, 1.9% is due to security lending activity and 2.1% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Virgin Media                          8.3%
QUALCOMM                              6.2%
Vodafone Group                        4.4%
AT&T                                  3.8%
Microsoft                             3.4%
Boston Scientific                     3.2%
Genentech                             2.8%
Avon Products                         2.7%
Boeing                                2.3%
KKR Private Equity Investors LP
   Unit                               2.2%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                   X       LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Nick Thakore                        15

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INIDX          03/01/72
Class B                     IGRBX          03/20/95
Class C                     AXGCX          06/26/00
Class I                     AGWIX          03/04/04
Class R2                       --          12/11/06
Class R3                    RSCGX          12/11/06
Class R4                    IGRYX          03/20/95
Class R5                    RSWHX          12/11/06
Class W                        --          12/01/06
Total net assets                        $2.724 billion
Number of holdings                              107

--------------------------------------------------------------------------------

                            RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Growth Fund Class A (excluding sales
  charge)                                              -6.43%

Russell 1000(R) Growth Index(1) (unmanaged)            -3.15%

Lipper Large-Cap Growth Funds Index(2)                 -1.09%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                              TOTAL
Class A                                                                       1.19%
Class B                                                                       1.96%
Class C                                                                       1.95%
Class I                                                                       0.74%
Class R2                                                                      1.50%
Class R3                                                                      1.27%
Class R4                                                                      1.04%(a)
Class R5                                                                      0.76%
Class W                                                                       1.17%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.09), will not exceed 0.97% for Class R4.
--------------------------------------------------------------------------------

 4 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION
 Class A (inception 3/1/72)             -6.43%   -6.03%   +5.77%   +9.21%    +0.94%    +11.43%
 Class B (inception 3/20/95)            -6.78%   -6.75%   +4.97%   +8.37%    +0.16%     +5.36%
 Class C (inception 6/26/00)            -6.78%   -6.75%   +4.98%   +8.37%       N/A     -7.31%
 Class I (inception 3/4/04)             -6.20%   -5.64%   +6.26%      N/A       N/A     +5.73%
 Class R2 (inception 12/11/06)          -6.39%   -6.19%      N/A      N/A       N/A     -2.39%
 Class R3 (inception 12/11/06)          -6.30%   -5.99%      N/A      N/A       N/A     -2.17%
 Class R4 (inception 3/20/95)           -6.28%   -5.79%   +5.99%   +9.42%    +1.11%     +6.35%
 Class R5 (inception 12/11/06)          -6.22%   -5.68%      N/A      N/A       N/A     -1.83%
 Class W (inception 12/1/06)            -6.40%   -6.03%      N/A      N/A       N/A     -1.25%
WITH SALES CHARGE
 Class A (inception 3/1/72)            -11.82%  -11.44%   +3.70%    +7.93     +0.42    +11.27%
 Class B (inception 3/20/95)           -11.44%  -11.41%   +3.74%    +8.07     +0.16     +5.36%
 Class C (inception 6/26/00)            -7.71%   -7.68%   +4.98%    +8.37       N/A     -7.31%

--------------------------------------------------------------------------------

 6 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AT DEC. 31, 2007
                                                                                      SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
 Class A (inception 3/1/72)             -2.71%  +2.87%   +7.35%  +10.14%    +1.58%    +11.66%
 Class B (inception 3/20/95)            -3.11%  +2.03%   +6.50%   +9.28%    +0.80%     +5.93%
 Class C (inception 6/26/00)            -3.07%  +2.08%   +6.52%   +9.29%       N/A     -6.60%
 Class I (inception 3/4/04)             -2.49%  +3.29%   +7.82%      N/A       N/A     +7.62%
 Class R2 (inception 12/11/06)          -2.72%  +2.66%      N/A      N/A       N/A     +3.47%
 Class R3 (inception 12/11/06)          -2.57%  +2.94%      N/A      N/A       N/A     +3.75%
 Class R4 (inception 3/20/95)           -2.53%  +3.12%   +7.56%  +10.35%    +1.75%     +6.92%
 Class R5 (inception 12/11/06)          -2.50%  +3.25%      N/A      N/A       N/A     +4.08%
 Class W (inception 12/1/06)            -2.70%  +2.86%      N/A      N/A       N/A     +4.62%
WITH SALES CHARGE
 Class A (inception 3/1/72)             -8.31%  -3.06%   +5.25%    +8.84     +1.06    +11.50%
 Class B (inception 3/20/95)            -7.95%  -2.97%   +5.32%    +9.00     +0.80     +5.93%
 Class C (inception 6/26/00)            -4.04%  +1.08%   +6.52%    +9.29       N/A     -6.60%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

                            RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Nick Thakore discusses the Fund's positioning and results for the semiannual period ended Jan. 31, 2008.

Q: How did RiverSource Growth Fund perform for the six months ended Jan. 31, 2008?

A: RiverSource Growth Fund's Class A shares declined 6.43%, excluding sales charge, for the six months ended Jan. 31, 2008. The Fund underperformed its benchmark, the Russell 1000(R) Growth Index (Russell Index), which declined 3.15%, and its peer group as represented by the Lipper Large-Cap Growth Funds Index, which declined 1.09% for the same period.

Q: What factors influenced performance during the period?

A: The market's preference for a narrow group of stocks that included both cyclical companies and very fast growing companies with strong fundamentals had a negative impact on the Fund's results. We generally avoided such stocks because we questioned the companies' ability to sustain high growth rates or because we considered them overvalued. Our concerns were validated in January 2008 as many of these stocks fell sharply.

   Stock selection in telecommunication services, information technology, materials and consumer staples had a positive impact on the Fund's performance relative to the Russell Index. Although the Fund's telecommunications holdings outperformed, the sector was weak overall and having a larger telecommunications weighting than the Russell Index was detrimental. Stock selection in consumer discretionary, health care, industrials and financials also detracted from performance.

   STOCK SELECTION IN CONSUMER DISCRETIONARY, HEALTH CARE, INDUSTRIALS AND FINANCIALS ALSO DETRACTED FROM PERFORMANCE.


   Stocks that did well during the period included Vodafone Group and Deutsche Telekom, Lihir Gold, QUALCOMM and Nokia. Vodafone Group and Deutsche Telekom are two European telecommunications firms that have experienced a turnaround in fundamentals. Lihir Gold benefited as gold stocks performed strongly. The company is one of the few gold stocks where production is rising and costs are declining. QUALCOMM has had strong fundamentals, but was hampered by outstanding legal issues, which may be resolved in 2008. We think the stock price assumes a negative outcome and if the resolution is

--------------------------------------------------------------------------------

 8 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   neutral or favorable, the stock could benefit. Nokia has continued to dominate the cell phone handset business, improving margins and capitalizing on competitor Motorola's weakness.

   Virgin Media, Harman International Inds and Hertz Global Holdings, three consumer discretionary companies, detracted from performance as did semiconductor firm Spansion. After receiving an attractive acquisition bid, Virgin Media was conducting an auction at the start of the semiannual period. Multiple suitors showed interest, but difficulties in the high yield bond market halted the auction and the stock price fell below even the initial bid amount. We continue to see hidden value in Virgin Media, which management may be able to realize on its own. Audio equipment maker Harman International Inds was in the midst of a leveraged buyout when the two private equity firms involved pulled out of the deal. We owned rental car company Hertz Global Holdings as a restructuring opportunity where significant cost cutting was likely to produce solid growth. The stock declined on fears that earnings estimates would fall due to economic slowing. We believe Hertz Global Holdings has a better business model than it is given credit for and that cost cutting efforts might offset economy-related slowing. If not, we think the stock's price already reflects the possibility of slower earnings. Spansion suffered as prices in the memory chip market declined faster than expected.

Q: What changes did you make to the Fund's portfolio during the semiannual period?

A: During the period, we increased the Fund's technology weighting primarily due to bottom-up stock purchases in the sector. For example, we increased holdings of QUALCOMM and Nokia.

   We also added to the Fund's consumer discretionary weighting. The Fund hasn't generally emphasized retail, but as these stocks sold off aggressively, valuations became more appealing and we began to identify selective opportunities. We added to personal care retailer Avon Products because we believe its management team is restructuring properly, investing in the business to drive top line growth while also cutting costs.

--------------------------------------------------------------------------------

                            RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   WE LOWERED THE FUND'S ENERGY WEIGHTING BECAUSE WE BELIEVE THIS SECTOR'S NEAR-TERM FUNDAMENTALS ARE NOT AS FAVORABLE AS ITS LONG-TERM FUNDAMENTALS.


   We reduced exposure to energy, health care and telecommunication services. We lowered the Fund's energy weighting because we believe this sector's near-term fundamentals are not as favorable as its long-term fundamentals. In the health care sector, we reduced holdings of AstraZeneca and Merck & Co, while adding to Bristol-Myers Squibb. We considered AstraZeneca an inexpensive stock with reasonable growth prospects, but eliminated the position amid concerns that near-term fundamentals were weakening. After Merck & Co performed well, we trimmed the position on valuation grounds and concern that the company's joint venture with Schering-Plough would negatively affect fundamentals. We believe that for the next few years Bristol-Myers Squibb is likely to have a good earnings growth rate that is not yet reflected in the stock's valuation.

   We still see growth opportunities in the telecommunication services sector and maintained an overweight relative to the Russell Index. However, as individual holdings within the sector performed well, we trimmed some positions such as Vodafone Group. Within the sector, we added to AT&T, a stock that had languished for six months while the company's growth continued. We also reduced holdings of General Electric because we think its financial services business makes it vulnerable to consumer finance weakness.

Q: How are you positioning the Fund going forward?

A: Looking ahead, we anticipate a continuation of trends from 2007, including continued deceleration in earnings growth. Our emphasis remains on the very largest stocks, which began to deliver results in 2007. We think this trend will endure over an extended period. These companies are growing earnings faster than the rest of the market now and their liquidity is helpful given increased volatility.

--------------------------------------------------------------------------------

 10 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   WE BELIEVE OUR CAREFUL BALANCING OF GROWTH POTENTIAL WITH SOUND VALUATION LEAVES THE FUND WELL-POSITIONED FOR THE CURRENT ENVIRONMENT.


   We continue to seek exposure to the faster growing stocks in our universe, but remain disciplined in our approach. Some great growth stories are just too expensive, in our view. We believe this approach helps shield the Fund should these faster growers encounter problems, and will be beneficial in the more balanced equity environment we anticipate for 2008.

   Though the Fund's strategy was hampered over the past six months by the market's embrace of cyclical stocks and its indifference to high stock valuations, our strategy has worked over time. We believe our careful balancing of growth potential with sound valuation leaves the Fund well-positioned for the current environment.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            AUG. 1, 2007    JAN. 31, 2008    THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $  935.70          $4.83            .99%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.21          $5.04            .99%
 Class B
   Actual(b)                   $1,000         $  932.20          $8.57           1.76%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.38          $8.94           1.76%
 Class C
   Actual(b)                   $1,000         $  932.20          $8.52           1.75%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.38          $8.89           1.75%
 Class I
   Actual(b)                   $1,000         $  938.00          $2.64            .54%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.48          $2.75            .54%
 Class R2
   Actual(b)                   $1,000         $  936.10          $6.59           1.35%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.40          $6.87           1.35%
 Class R3
   Actual(b)                   $1,000         $  937.00          $5.47           1.12%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.56          $5.70           1.12%
 Class R4
   Actual(b)                   $1,000         $  937.20          $4.10            .84%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.97          $4.28            .84%
 Class R5
   Actual(b)                   $1,000         $  937.80          $2.93            .60%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.18          $3.06            .60%
 Class W
   Actual(b)                   $1,000         $  936.00          $4.88           1.00%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.16          $5.09           1.00%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -6.43% for Class A, -6.78% for Class B, -6.78% for Class C, -6.20% for Class I, -6.39% for Class R2, -6.30% for Class R3, -6.28% for Class R4, -6.22% for Class R5 and -6.40% for Class W.

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (95.4%)
ISSUER                                            SHARES                    VALUE(A)

AEROSPACE & DEFENSE (2.6%)
Boeing                                               760,377             $63,248,159
Lockheed Martin                                       59,239               6,393,073
                                                                     ---------------
Total                                                                     69,641,232
------------------------------------------------------------------------------------

AIRLINES (0.3%)
Northwest Airlines                                   230,844(b)            4,319,092
UAL                                                  112,212               4,258,445
                                                                     ---------------
Total                                                                      8,577,537
------------------------------------------------------------------------------------

BEVERAGES (3.0%)
Coca-Cola                                            313,679              18,560,386
Molson Coors Brewing Cl B                            565,712              25,270,355
PepsiCo                                              542,424              36,987,893
                                                                     ---------------
Total                                                                     80,818,634
------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.7%)
Amgen                                                666,730(b)           31,062,951
Biogen Idec                                          183,105(b)           11,160,250
Celgene                                               63,293(b)            3,551,370
Genentech                                          1,092,663(b)           76,694,016
Gilead Sciences                                      150,267(b)            6,865,699
                                                                     ---------------
Total                                                                    129,334,286
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Apollo Mgmt LP                                     1,494,100(b,d,g)       25,212,938
Goldman Sachs Group                                   16,290               3,270,543
KKR Private Equity Investors LP Unit               3,539,668              59,610,508
Oaktree Capital Group LLC Cl A Unit                  230,000(d,g)          6,325,000
Och-Ziff Capital Management Group LLC Cl A           224,533               4,953,198
                                                                     ---------------
Total                                                                     99,372,187
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMUNICATIONS EQUIPMENT (10.2%)
Ciena                                                107,204(b)           $2,908,445
Cisco Systems                                      1,854,323(b)           45,430,914
Comverse Technology                                  452,723(b)            7,390,703
JDS Uniphase                                         762,026(b)            7,932,691
Motorola                                             339,108               3,909,915
Nokia ADR                                            828,911(c)           30,628,261
QUALCOMM                                           3,984,743             169,032,797
Starent Networks                                     646,145(b)            7,986,352
                                                                     ---------------
Total                                                                    275,220,078
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
Apple                                                321,044(b)           43,456,516
EMC                                                  242,184(b)            3,843,460
Hewlett-Packard                                      334,183              14,620,506
                                                                     ---------------
Total                                                                     61,920,482
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.0%)
AT&T                                               2,678,178             103,083,071
Deutsche Telekom                                   2,264,668(c)           46,453,277
Deutsche Telekom ADR                                 404,723(c)            8,292,774
Telefonica                                           489,000(c)           14,294,256
Telefonica ADR                                       147,367(c)           12,938,823
Verizon Communications                               138,750               5,389,050
                                                                     ---------------
Total                                                                    190,451,251
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
First Solar                                           58,458(b)           10,625,911
SunPower Cl A                                         49,972(b)            3,452,565
Suntech Power Holdings ADR                           147,526(b,c)          8,074,098
                                                                     ---------------
Total                                                                     22,152,574
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                          92,812               3,626,165
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Boston Scientific                                  7,052,734(b)          $85,549,663
Medtronic                                            153,219               7,135,409
                                                                     ---------------
Total                                                                     92,685,072
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Cardinal Health                                      165,914               9,618,035
McKesson                                             480,289              30,157,346
UnitedHealth Group                                   581,360              29,556,342
WellPoint                                            103,738(b)            8,112,312
                                                                     ---------------
Total                                                                     77,444,035
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Intl Game Technology                                 186,212               7,945,666
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.1%)
Harman Intl Inds                                   1,202,458              55,998,469
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.5%)
Colgate-Palmolive                                    229,924              17,704,148
Procter & Gamble                                     353,213              23,294,397
                                                                     ---------------
Total                                                                     40,998,545
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Siemens                                              184,931(c,e)         23,938,531
------------------------------------------------------------------------------------

INSURANCE (1.1%)
AFLAC                                                144,060               8,835,200
American Intl Group                                  164,801               9,090,423
Prudential Financial                                 150,261              12,677,521
                                                                     ---------------
Total                                                                     30,603,144
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.0%)
eBay                                                 476,617(b)           12,816,231
Google Cl A                                           73,496(b)           41,473,793
Yahoo!                                                48,993(b)              939,686
                                                                     ---------------
Total                                                                     55,229,710
------------------------------------------------------------------------------------

IT SERVICES (0.3%)
HCL Technologies                                      65,150(c)              405,459
MasterCard Cl A                                       40,738               8,432,766
                                                                     ---------------
Total                                                                      8,838,225
------------------------------------------------------------------------------------

MACHINERY (--%)
Flowserve                                             10,132                 832,040
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MEDIA (13.0%)
Cablevision Systems Cl A                             239,673(b)           $5,627,522
Comcast Cl A                                         734,063(b)           13,330,584
DIRECTV Group                                         80,348(b)            1,814,258
DISH Network Cl A                                    176,163(b)            4,974,843
News Corp Cl A                                       916,144              17,315,122
Time Warner                                        1,411,467              22,216,491
Virgin Media                                      13,534,806(h)          226,301,955
WorldSpace Cl A                                      419,274(b,e)            582,791
XM Satellite Radio Holdings Cl A                   4,768,866(b)           59,133,938
                                                                     ---------------
Total                                                                    351,297,504
------------------------------------------------------------------------------------

METALS & MINING (3.1%)
Coeur d'Alene Mines                                6,493,899(b,e)         29,677,118
Lihir Gold                                        12,646,989(b,c)         41,168,844
Newmont Mining                                       265,197              14,410,800
                                                                     ---------------
Total                                                                     85,256,762
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.8%)
Exxon Mobil                                          538,355              46,513,873
Kinder Morgan Management LLC                              --(b)                   21
Valero Energy                                         44,192               2,615,724
                                                                     ---------------
Total                                                                     49,129,618
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.3%)
Avon Products                                      2,101,414              73,591,518
Herbalife                                            377,497(c)           14,979,081
                                                                     ---------------
Total                                                                     88,570,599
------------------------------------------------------------------------------------

PHARMACEUTICALS (7.9%)
Bristol-Myers Squibb                               2,209,728              51,243,592
Eli Lilly & Co                                       358,020              18,445,190
Johnson & Johnson                                    119,308               7,547,424
Merck & Co                                           928,840              42,986,715
Pfizer                                             2,206,548              51,611,159
Roche Holding                                         65,333(c)           11,862,594
Schering-Plough                                    1,013,624              19,836,622
Wyeth                                                295,694              11,768,621
                                                                     ---------------
Total                                                                    215,301,917
------------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Hertz Global Holdings                              2,537,981(b)           37,866,677
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Atmel                                              2,721,445(b)           $8,599,766
Himax Technologies ADR                             1,277,429(c)            6,297,725
Infineon Technologies                                546,047(b,c)          5,570,720
Intel                                              1,936,275              41,049,030
LDK Solar ADR                                         64,693(b,c,e)        2,280,428
PMC-Sierra                                         2,729,608(b)           12,801,862
Spansion Cl A                                      4,518,145(b)           17,259,314
Texas Instruments                                    261,399               8,085,071
                                                                     ---------------
Total                                                                    101,943,916
------------------------------------------------------------------------------------

SOFTWARE (4.7%)
Microsoft                                          2,858,884              93,199,618
Nintendo ADR                                         318,630(c)           19,853,517
Nuance Communications                                857,272(b)           13,622,052
                                                                     ---------------
Total                                                                    126,675,187
------------------------------------------------------------------------------------

SPECIALTY RETAIL (--%)
Office Depot                                          46,627(b)              691,478
------------------------------------------------------------------------------------

TOBACCO (1.7%)
Altria Group                                         595,157              45,124,804
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (5.9%)
America Movil ADR Series L                            52,780(c)            3,162,050
Millicom Intl Cellular                                58,260(b,c)          6,172,064
Orascom Telecom Holding GDR                           75,632(c,e)          5,604,331
Sprint Nextel                                        738,303               7,774,331
Vodafone Group                                    33,873,597(c)          118,495,755
Vodafone Group ADR                                   595,976(c)           20,739,965
                                                                     ---------------
Total                                                                    161,948,496
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,749,909,393)                                                $2,599,434,821
------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Virgin Media                                      16,687              $17.50            June 2008               $3,128,813
XM Satellite Radio Holdings ClA                    4,468               15.00            Feb. 2008                  212,230
--------------------------------------------------------------------------------------------------------------------------

PUTS
Oil Service Holders Trust                            664              165.00            Feb. 2008                  645,740
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $5,551,843)                                                                                              $3,986,783
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (3.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                 107,513,320(i)         $107,513,320
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $107,513,320)                                                    $107,513,320
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,862,974,556)(j)                                             $2,710,934,924
====================================================================================

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT JAN. 31, 2008

                                             NUMBER OF      EXERCISE      EXPIRATION
ISSUER                       PUTS/CALLS      CONTRACTS       PRICE           DATE         VALUE(A)
--------------------------------------------------------------------------------------------------
Virgin Media                    Call          12,136         $22.50       June 2008       $819,180

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                                                           NOTIONAL
                                                            EXPIRATION     PRINCIPAL    UNREALIZED
COUNTERPARTY            FUND RECEIVES       FUND PAYS          DATE         AMOUNT     APPRECIATION
---------------------------------------------------------------------------------------------------
Goldman Sachs          Total return on   Floating rate     Jan. 23, 2009    $53,907     $1,142,336
International          a custom basket   based on
                       of securities     1-month LIBOR
                       in the consumer   less 0.40%
                       goods sector
Goldman Sachs          Total return on   Floating rate     Jan. 23, 2009     39,782        696,021
International          a custom basket   based on
                       of securities     1-month LIBOR
                       in the            less 0.75%
                       financial
                       sector
Goldman Sachs          Total return on   Floating rate     Jan. 23, 2009     38,748        141,223
International          a custom basket   based on
                       of securities     1-month LIBOR
                       in the            plus 0.25%
                       technology
                       sector
---------------------------------------------------------------------------------------------------
Total                                                                                   $1,979,580
---------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2008

                                           CURRENCY TO BE          CURRENCY TO BE       UNREALIZED
EXCHANGE DATE                                DELIVERED                RECEIVED         DEPRECIATION
---------------------------------------------------------------------------------------------------
Feb. 4, 2008                                        2,797,050         5,556,406            $(5,523)
                                                British Pound       U.S. Dollar
Feb. 11, 2008                                      39,973,000        34,904,003           (586,718)
                                            Australian Dollar       U.S. Dollar
Feb. 25, 2008                                      46,657,000        69,108,348           (210,255)
                                       European Monetary Unit       U.S. Dollar
Feb. 27, 2008                                      35,108,000        51,963,702           (193,491)
                                       European Monetary Unit       U.S. Dollar
March 10, 2008                                     28,957,000        57,467,483            (16,080)
                                                British Pound       U.S. Dollar
March 13, 2008                                     23,520,000        46,678,380            (12,003)
                                                British Pound       U.S. Dollar
---------------------------------------------------------------------------------------------------
Total                                                                                  $(1,024,070)
---------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 14.7% of net assets.

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  17

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $31,537,938 or 1.2% of net assets.

(e) At Jan. 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.9% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.0% of net assets.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                             ACQUISITION
SECURITY                                        DATES                     COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                         08-02-07 thru 01-16-08         $34,761,034
Oaktree Capital Group LLC Cl A Unit*    05-21-07 thru 07-20-07           9,544,300

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) At Jan. 31, 2008, securities valued at $20,291,392 were held to cover open call options written. See Note 6 to the financial statements.

(i)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(j) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $2,862,975,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $169,196,000
Unrealized depreciation                                           (321,236,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                      $(152,040,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $2,755,461,236)       $2,603,421,604
   Affiliated money market fund (identified cost
      $107,513,320)                                                107,513,320
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $2,862,974,556)                                               2,710,934,924
Cash                                                                 1,025,573
Capital shares receivable                                              522,403
Dividends and accrued interest receivable                            4,127,859
Receivable for investment securities sold                          133,763,912
Unrealized appreciation on swap contracts                            1,979,580
------------------------------------------------------------------------------
Total assets                                                     2,852,354,251
------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received
   $1,086,966)                                                         819,180
Capital shares payable                                               4,578,085
Payable for investment securities purchased                         63,126,604
Payable upon return of securities loaned                            50,420,900
Unrealized depreciation on forward foreign currency
   contracts                                                         1,024,070
Accrued investment management services fee                              42,439
Accrued distribution fee                                                22,730
Accrued transfer agency fee                                              1,743
Accrued administrative services fee                                      3,877
Accrued plan administration services fee                                   737
Other accrued expenses                                                 246,515
Collateral and deposits payable                                      8,260,358
------------------------------------------------------------------------------
Total liabilities                                                  128,547,238
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,723,807,013
==============================================================================

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  19

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $      904,607
Additional paid-in capital                                       3,041,931,829
Undistributed net investment income                                  4,723,370
Accumulated net realized gain (loss)                              (172,854,897)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (150,897,896)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,723,807,013
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $2,042,243,098
                                           Class B                           $  314,274,923
                                           Class C                           $   17,576,774
                                           Class I                           $  238,668,792
                                           Class R2                          $        4,776
                                           Class R3                          $        4,776
                                           Class R4                          $  111,024,256
                                           Class R5                          $        4,778
                                           Class W                           $        4,840
Net asset value per share of outstanding   Class A
   capital stock:                          shares(1)           67,236,573    $        30.37
                                           Class B shares      11,316,343    $        27.77
                                           Class C shares         634,492    $        27.70
                                           Class I shares       7,684,441    $        31.06
                                           Class R2 shares            155    $        30.81
                                           Class R3 shares            155    $        30.81
                                           Class R4 shares      3,588,218    $        30.94
                                           Class R5 shares            155    $        30.83
                                           Class W shares             157    $        30.83
-------------------------------------------------------------------------------------------
* Including securities on loan, at value                                     $   46,150,808
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $32.22. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  19,340,991
Interest                                                               56,107
Income distributions from affiliated money market fund              2,807,965
Fee income from securities lending                                    462,224
-----------------------------------------------------------------------------
Total income                                                       22,667,287
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  7,163,316
Distribution fee
   Class A                                                          2,932,106
   Class B                                                          1,808,803
   Class C                                                            101,122
   Class R2                                                                13
   Class R3                                                                 7
   Class W                                                                  7
Transfer agency fee
   Class A                                                          2,290,619
   Class B                                                            379,506
   Class C                                                             20,397
   Class R2                                                                 2
   Class R3                                                                 2
   Class R4                                                            35,138
   Class R5                                                                 2
   Class W                                                                  5
Administrative services fee                                           815,771
Plan administration services fee
   Class R2                                                                 7
   Class R3                                                                 7
   Class R4                                                           175,689
Compensation of board members                                          29,235
Custodian fees                                                        184,500
Printing and postage                                                  273,800
Registration fees                                                      47,200
Professional fees                                                      17,137
Other                                                                  40,427
-----------------------------------------------------------------------------
Total expenses                                                     16,314,818
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (121,783)
-----------------------------------------------------------------------------
                                                                   16,193,035
   Earnings and bank fee credits on cash balances                     (87,510)
-----------------------------------------------------------------------------
Total net expenses                                                 16,105,525
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     6,561,762
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  21

SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $ 146,164,800
   Foreign currency transactions                                   (7,954,801)
   Options contracts written                                        1,545,032
   Swap transactions                                                1,895,342
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           141,650,373
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (334,779,969)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (193,129,596)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(186,567,834)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008      JULY 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    6,561,762     $   22,797,497
Net realized gain (loss) on investments                   141,650,373        245,132,519
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (334,779,969)       227,422,901
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            (186,567,834)       495,352,917
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (18,612,148)       (17,087,134)
      Class C                                                 (35,078)           (21,069)
      Class I                                              (3,250,658)        (3,983,286)
      Class R2                                                    (34)               (55)
      Class R3                                                    (46)               (55)
      Class R4                                             (1,320,795)        (1,999,289)
      Class R5                                                    (63)               (56)
      Class W                                                     (42)               (55)
----------------------------------------------------------------------------------------
Total distributions                                       (23,218,864)       (23,090,999)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  23

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008      JULY 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      $   73,722,188     $  279,305,597
   Class B shares                                          13,928,199         40,223,465
   Class C shares                                           1,149,711          3,730,834
   Class I shares                                          13,247,985        102,896,983
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                         15,511,308         28,815,906
   Class R5 shares                                                 --              5,000
   Class W shares                                                  --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                          18,132,649         16,669,054
   Class C shares                                              34,035             20,543
   Class I shares                                           3,250,578          3,983,218
   Class R4 shares                                          1,320,795          1,999,289
Payments for redemptions
   Class A shares                                        (282,634,179)      (574,909,608)
   Class B shares                                         (45,955,472)      (201,026,288)
   Class C shares                                          (2,587,870)        (4,753,464)
   Class I shares                                         (59,517,440)      (110,663,694)
   Class R4 shares                                        (42,759,965)      (184,854,678)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (293,157,478)      (598,542,843)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (502,944,176)      (126,280,925)
Net assets at beginning of period                       3,226,751,189      3,353,032,114
----------------------------------------------------------------------------------------
Net assets at end of period                            $2,723,807,013     $3,226,751,189
========================================================================================
Undistributed net investment income                    $    4,723,370     $   21,380,472
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Growth Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are only offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  25

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $31,537,938 representing 1.2% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

 26 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  27
or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2008, foreign currency holdings consisted of British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

--------------------------------------------------------------------------------

 28 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  29
measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $1,840,359 for the six months ended Jan. 31, 2008. The management fee for the six months ended Jan. 31, 2008 was 0.46% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive agreement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.05% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended, Jan. 31, 2008, other expenses paid to this company were $9,664.

--------------------------------------------------------------------------------

 30 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net asset attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $959,246 for Class A, $133,794 for Class B and $766 for Class C for the six months ended Jan. 31, 2008.

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  31

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.10% for Class R2, 0.86% for Class R3 and 0.67% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were $7, $7 and $121,769 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.97% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's transfer agency fees were reduced by $87,510 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,650,320,449 and $2,004,469,643, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 32 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       2,235,532       561,730        (8,660,768)       (5,863,506)
Class B                         464,973            --        (1,549,649)       (1,084,676)
Class C                          38,268         1,155           (87,854)          (48,431)
Class I                         397,523        98,532        (1,704,617)       (1,208,562)
Class R2                             --            --                --                --
Class R3                             --            --                --                --
Class R4                        466,271        40,170        (1,292,002)         (785,561)
Class R5                             --            --                --                --
Class W                              --            --                --                --
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED JULY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,592,129       525,999       (18,184,913)       (9,066,785)
Class B                       1,395,545            --        (6,731,640)       (5,336,095)
Class C                         129,341           709          (165,607)          (35,557)
Class I                       3,255,973       123,015        (3,216,500)          162,488
Class R2*                           155            --                --               155
Class R3*                           155            --                --               155
Class R4                        887,179        62,013        (5,678,782)       (4,729,590)
Class R5*                           155            --                --               155
Class W**                           157            --                --               157
----------------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to July 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  33
guidelines adopted by and under the oversight of the Board. At Jan. 31, 2008, securities valued at $46,150,808 were on loan to brokers. For collateral, the Fund received $50,420,900 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $462,224 for the six months ended Jan. 31, 2008. Expenses paid to the Investment Manager were $6,604 for the six months ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                              CALLS                        PUTS
                                     CONTRACTS     PREMIUMS      CONTRACTS      PREMIUMS
------------------------------------------------------------------------------------------
Balance July 31, 2007                  36,314     $ 5,116,314      25,224     $  3,203,448
Opened                                105,196       4,458,331      77,247        9,513,053
Closed                               (109,487)     (8,168,791)   (102,471)     (12,716,501)
Expired                               (19,887)       (318,888)         --               --
------------------------------------------------------------------------------------------
Balance Jan. 31, 2008                  12,136     $ 1,086,966          --     $         --
------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $764,797,671 and $733,155,132, respectively, for the six months ended Jan. 31, 2008.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after

--------------------------------------------------------------------------------

 34 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $284,278,656 at July 31, 2007, that if not offset by capital gains will expire in 2011. It is unlikely the Board will authorize a distribution of any realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  35

Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(H)            2007           2006           2005           2004
Net asset value, beginning of period     $32.73         $28.61         $28.34         $23.73         $22.80
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .23(b)         .18            .04            .02
Net gains (losses) (both realized and
 unrealized)                              (2.17)          4.11            .10           4.57            .91
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.09)          4.34            .28           4.61            .93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.27)          (.22)          (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $30.37         $32.73         $28.61         $28.34         $23.73
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $2,042         $2,393         $2,351         $2,101         $2,117
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                      .99%(e)       1.19%          1.14%          1.19%          1.03%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .46%(e)        .71%           .72%           .16%           .07%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          (6.43%)(g)     15.20%           .98%         19.43%          4.08%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.98% for the six months ended Jan. 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  37

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(H)            2007           2006           2005           2004
Net asset value, beginning of period     $29.79         $26.06         $26.01         $21.95         $21.25
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.02)(b)       (.05)          (.16)          (.16)
Net gains (losses) (both realized and
 unrealized)                              (1.97)          3.75            .10           4.22            .86
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.02)          3.73            .05           4.06            .70
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.77         $29.79         $26.06         $26.01         $21.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $314           $369           $462           $578           $598
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.76%(e)       1.96%          1.91%          1.97%          1.81%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.31%)(e)      (.06%)         (.06%)         (.62%)         (.71%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          (6.78%)(g)     14.31%           .19%         18.50%          3.29%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.75% for the six months ended Jan. 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(H)            2007           2006           2005           2004
Net asset value, beginning of period     $29.77         $26.07         $26.01         $21.95         $21.25
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.01)(b)       (.04)          (.16)          (.16)
Net gains (losses) (both realized and
 unrealized)                              (1.97)          3.74            .10           4.22            .86
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.02)          3.73            .06           4.06            .70
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $27.70         $29.77         $26.07         $26.01         $21.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $18            $20            $19            $15            $13
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.75%(e)       1.95%          1.91%          1.97%          1.81%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.30%)(e)      (.03%)         (.03%)         (.62%)         (.71%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          (6.78%)(g)     14.31%           .23%         18.50%          3.29%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.74% for the six months ended Jan. 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  39

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(I)            2007           2006           2005        2004(B)
Net asset value, beginning of period     $33.54         $29.31         $28.93         $24.10         $25.61
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15(c)         .40(c)         .32            .12            .09
Net gains (losses) (both realized and
 unrealized)                              (2.21)          4.19            .10           4.71          (1.60)
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.06)          4.59            .42           4.83          (1.51)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.42)          (.36)          (.04)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $31.06         $33.54         $29.31         $28.93         $24.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $239           $298           $256           $147            $18
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .55%(f)        .74%           .68%           .75%           .57%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .90%(f)       1.21%          1.22%           .55%           .43%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (6.20%)(h)     15.70%          1.44%         20.04%         (5.90%)(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.54% for the six months ended Jan. 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period     $33.13         $32.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .06            .13
Net gains (losses) (both realized and
 unrealized)                              (2.16)          1.12
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.10)          1.25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.22)          (.35)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $30.81         $33.13
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.35%          1.50%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)          1.10%          1.50%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)            .34%           .63%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%
-----------------------------------------------------------------------------------------------------------
Total return(h),(i)                      (6.39%)         3.93%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  41

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period     $33.18         $32.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .10            .18
Net gains (losses) (both realized and
 unrealized)                              (2.17)          1.13
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.07)          1.31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.30)          (.36)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $30.81         $33.18
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.12%          1.27%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)           .86%          1.27%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)            .58%           .87%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%
-----------------------------------------------------------------------------------------------------------
Total return(h),(i)                      (6.30%)         4.09%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period     $33.34         $29.13         $28.81         $24.07         $23.09
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13(b)         .25(b)         .24            .09            .07
Net gains (losses) (both realized and
 unrealized)                              (2.20)          4.22            .10           4.65            .91
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.07)          4.47            .34           4.74            .98
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.33)          (.26)          (.02)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $30.94         $33.34         $29.13         $28.81         $24.07
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $111           $146           $265           $304           $350
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .84%(e)       1.03%           .95%          1.02%           .86%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .67%(e)       1.03%           .95%          1.02%           .86%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .78%(e)        .79%           .89%           .34%           .25%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%           134%           136%           171%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          (6.28%)(i)     15.39%          1.17%         19.69%          4.24%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.66% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  43

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(I)         2007(B)
Net asset value, beginning of period     $33.28         $32.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .14            .29
Net gains (losses) (both realized and
 unrealized)                              (2.19)          1.12
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.05)          1.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.40)          (.36)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $30.83         $33.28
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e),(f)                  .60%           .76%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)            .84%          1.38%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%
-----------------------------------------------------------------------------------------------------------
Total return(g),(h)                      (6.22%)         4.41%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(I)         2007(B)
Net asset value, beginning of period     $33.21         $31.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .07            .24
Net gains (losses) (both realized and
 unrealized)                              (2.18)          1.43
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (2.11)          1.67
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.27)          (.35)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $30.83         $33.21
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e),(f)                 1.00%          1.17%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)            .44%          1.09%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     55%            98%
-----------------------------------------------------------------------------------------------------------
Total return(g),(h)                      (6.40%)         5.29%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                           RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT  45

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 46 RIVERSOURCE GROWTH FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE GROWTH FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6456 Y (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

LARGE CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE LARGE CAP EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     26

Notes to Financial Statements.......     32

Proxy Voting........................     52

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Large Cap Equity Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                                                   15.8%
Information Technology                                       15.1%
Health Care                                                  12.6%
Consumer Discretionary                                       11.1%
Energy                                                        9.4%
Industrials                                                   9.1%
Other(1)                                                     26.9%

* Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Consumer Staples 9.0%. Telecommunication Services 7.6%, Materials 3.0%, Utilities 2.5% and Cash & Cash Equivalents(2) 4.8%.
(2) Of the 4.8%, 1.6% is due to security lending activity and 3.2% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Exxon Mobil                           4.1%
Virgin Media                          3.0%
AT&T                                  2.8%
QUALCOMM                              2.5%
Pfizer                                2.1%
Microsoft                             2.1%
Bank of America                       1.7%
Altria Group                          1.6%
Boeing                                1.5%
Boston Scientific                     1.5%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
          X                LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Robert Ewing, CFA                    20
Nick Thakore                         15

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ALEAX          03/28/02
Class B                     ALEBX          03/28/02
Class C                     ARQCX          03/28/02
Class I                     ALRIX          03/04/04
Class R2                       --          12/11/06
Class R3                       --          12/11/06
Class R4                    ALEYX          03/28/02
Class R5                       --          12/11/06

Total net assets                        $5.228 billion
Number of holdings                              476

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

Large Cap Equity Fund Class A (excluding sales
  charge)                                              -5.85%

Russell 1000(R) Index(1) (unmanaged)                   -4.27%

S&P 500 Index(2) (unmanaged)                           -4.32%

Lipper Large-Cap Core Funds Index(3)                   -3.76%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.09%                        1.06%
Class B                                           1.86%                        1.82%
Class C                                           1.86%                        1.82%
Class I                                           0.63%                        0.63%
Class R2                                          1.44%                        1.44%
Class R3                                          1.19%                        1.19%
Class R4                                          0.92%                        0.91%
Class R5                                          0.70%                        0.70%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.01%), will not exceed 1.05% for Class A, 1.81% for Class B, 1.81% for Class C, 0.67% for Class I, 1.47% for Class R2, 1.22% for Class R3, 0.90% for Class R4 and 0.72% for Class R5.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  INCEPTION
 Class A (inception 3/28/02)            -5.85%  -5.07%   +6.04%  +10.01%     +3.86%
 Class B (inception 3/28/02)            -6.25%  -5.77%   +5.25%   +9.13%     +3.05%
 Class C (inception 3/28/02)            -6.22%  -5.58%   +5.28%   +9.14%     +3.10%
 Class I (inception 3/4/04)             -5.68%  -4.42%   +6.58%      N/A     +5.50%
 Class R2 (inception 12/11/06)          -5.79%  -5.00%      N/A      N/A     -2.01%
 Class R3 (inception 12/11/06)          -5.71%  -4.93%      N/A      N/A     -1.80%
 Class R4 (inception 3/28/02)           -5.79%  -4.70%   +6.36%  +10.23%     +4.09%
 Class R5 (inception 12/11/06)          -6.02%  -4.93%      N/A      N/A     -1.79%

With sales charge
 Class A (inception 3/28/02)           -11.29%  -10.59%   +3.99%   +8.69%     +2.80%
 Class B (inception 3/28/02)           -10.41%   -9.95%   +4.03%   +8.85%     +2.90%
 Class C (inception 3/28/02)            -7.05%   -6.42%   +5.28%   +9.14%     +3.10%

AT DEC. 31, 2007
                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  INCEPTION
 Class A (inception 3/28/02)            -3.25%  +2.68%   +7.67%  +10.94%     +5.01%
 Class B (inception 3/28/02)            -3.63%  +1.88%   +6.84%  +10.03%     +4.16%
 Class C (inception 3/28/02)            -3.60%  +1.90%   +6.87%  +10.04%     +4.21%
 Class I (inception 3/4/04)             -3.10%  +3.14%   +8.14%      N/A     +7.23%
 Class R2 (inception 12/11/06)          -3.39%  +2.49%      N/A      N/A     +3.30%
 Class R3 (inception 12/11/06)          -3.15%  +2.74%      N/A      N/A     +3.55%
 Class R4 (inception 3/28/02)           -3.25%  +2.77%   +7.91%  +11.10%     +5.19%
 Class R5 (inception 12/11/06)          -3.34%  +2.87%      N/A      N/A     +3.68%

With sales charge
 Class A (inception 3/28/02)            -8.80%  -3.25%   +5.55%   +9.63%     +3.92%
 Class B (inception 3/28/02)            -7.91%  -2.64%   +5.65%   +9.76%     +4.01%
 Class C (inception 3/28/02)            -4.46%  +1.00%   +6.87%  +10.04%     +4.21%

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

*   Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Bob Ewing and Nick Thakore, RiverSource Large Cap Equity Fund's portfolio managers, discuss the Fund's results and positioning for the semiannual period ended Jan. 31, 2008.

Q: How did RiverSource Large Cap Equity Fund perform for the six months ended
   Jan. 31, 2008?

A: RiverSource Large Cap Equity Fund's Class A shares declined 5.85%, excluding sales charge, for the semiannual period ended Jan. 31, 2008. The Fund underperformed its benchmarks, the Russell 1000(R) Index (Russell Index) and the Standard & Poor's 500 Index (S&P 500 Index), which declined 4.27% and 4.32%, respectively. The Fund's peer group, the Lipper Large-Cap Core Funds Index, declined 3.76% during the same time frame.

Q: What factors most significantly affected performance during the six months?

A: In a period of decelerating economic growth and a difficult lending environment, both stock selection and sector weightings had a negative impact on the Fund's performance relative to the Russell Index. While stock selection in the telecommunication services, consumer staples and information technology sectors was favorable, this was offset by underperformance of the Fund's holdings in the consumer discretionary, health care and financials sectors.

   Looking at sector weightings, the Fund benefited from lower exposure to financials and greater exposure to health care, both versus the Russell Index. On the other hand, a larger weighting in telecommunication services and a smaller energy sector weighting versus the Russell Index were both detrimental.

   Although our telecommunication services sector weighting detracted, the Fund's focus on European telecommunication services stocks was advantageous. Stocks such as Vodafone Group and Deutsche Telekom benefited from a turnaround in fundamentals. U.S. telecommunication services equipment stock QUALCOMM also did well as the company experienced good fundamental trends and made some progress on outstanding legal issues. We think QUALCOMM's stock price reflects a negative outcome for these legal issues, which may be resolved in 2008. If the resolution is neutral or favorable, the stock could benefit.

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   ALTHOUGH OUR TELECOMMUNICATION SERVICES SECTOR WEIGHTING DETRACTED, THE FUND'S FOCUS ON EUROPEAN TELECOMMUNICATION SERVICES STOCKS WAS
   ADVANTAGEOUS.

   Other positions in the portfolio did well. Lihir Gold benefited as gold stocks performed strongly. This company appears well-positioned for potentially explosive growth because it is one of the few gold stocks where production is rising and costs are declining. Having a smaller position in energy services stock Schlumberger relative to the Russell Index was also advantageous. The North American segment of the energy services group decelerated sharply, catching Schlumberger somewhat off guard.

   Two individual detractors, Virgin Media and Harmon International Inds, were almost solely responsible for the Fund's underperformance in the consumer discretionary sector. Virgin Media was affected by general concerns about the cable industry and negative response to an aggressive customer acquisition strategy that reduced near-term cash flow. Additionally, Virgin Media received an attractive acquisition offer in July that was later scuttled due to weakening in high-yield credit markets. We continue to see hidden value in this company and believe management may be able to realize on its own even without a buyer. Harman International Inds is an audio equipment maker that was in the midst of a leveraged buyout when the two private equity firms involved pulled out of the deal.

   Additional detractors included Countrywide Financial, Spansion and Sprint Nextel. Mortgage lender Countrywide Financial declined in the face of a challenging lending environment. We thought the company had navigated the troubled waters, but liquidity issues subsequently surfaced. Toward the end of the period, the company agreed to an acquisition by Bank of America, which should close later this year. The stock's performance improved slightly following the news. Spansion, a semiconductor memory chip company, suffered as prices in the memory chip market eroded faster than expected. Sprint Nextel continues to wrestle with effective company-level execution, mostly on the wireless side of its business. The telecommunication services company has experienced higher customer turnover than many of its

--------------------------------------------------------------------------------

 8 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   competitors. Although there have been changes to senior management, Sprint Nextel has yet to show any stabilization in its fundamentals.

Q: What changes did you make to the portfolio?

A: We decreased the Fund's health care weighting relative to the Russell Index.
   This resulted from reduced exposure to biotechnology stocks due to both valuation concerns and fundamental disappointments. Execution in the biotechnology industry was not especially strong during this period. We also decreased exposure to some larger cap pharmaceutical stocks that had gotten more expensive and might be negatively affected by a change in presidential administrations.

   THE FUND'S WEIGHTING IN MATERIALS STOCKS HAS ALSO DECREASED, A FUNCTION OF A REDUCTION IN THE PORTFOLIO'S EXPOSURE TO GOLD STOCKS.

   We increased exposure to the consumer staples sector relative to the Russell Index. Given that consumer staples stocks are a bit more expensive, we have not been interested in the more traditional staples segments such as food stocks and consumer goods companies. Rather, our interest has been very selective, focusing on stocks with a consumer cyclical dimension. The Fund's weighting in materials stocks has also decreased, a function of a reduction in the portfolio's exposure to gold stocks.

Q: How do you plan to manage the Fund in coming months?

A: We manage the portfolio in three segments -- growth-oriented, value-oriented and analyst-driven -- and several prominent themes cross the three segments. There is a preference for high quality stocks over lower quality stocks. Though high quality stocks lagged in 2007, we think investors are likely to favor them in a period of slower economic activity, which seems probable for 2008.

   IN A DIFFICULT ECONOMIC ENVIRONMENT WE WANT STOCK OF COMPANIES THAT HAVE GREATER CONTROL OVER THEIR EARNINGS GROWTH RATHER THAN THOSE THAT DEPEND ON THE ECONOMIC CYCLE.

   The portfolio also has more exposure to stocks with stable growth patterns. In a difficult economic environment we want stock of companies that have greater control over their earnings growth rather than those that depend on the

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   economic cycle. We also continue to emphasize the larger stocks within our universe. Large-cap stocks remain reasonably valued versus small- and mid-cap stocks and they also have the potential to benefit from broader product lines, greater international exposure and more extensive resources.

   Our strategy has always been very sensitive to valuations and in the current environment we have been finding more attractive valuation opportunities. This allows us to add better quality companies to the portfolio at attractive valuations or to improve the portfolio's overall valuation.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  941.50         $4.94           1.01%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.11         $5.14           1.01%
 Class B
   Actual(b)                    $1,000         $  937.50         $8.64           1.77%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.28         $9.00           1.77%
 Class C
   Actual(b)                    $1,000         $  937.80         $8.65           1.77%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.28         $9.00           1.77%
 Class I
   Actual(b)                    $1,000         $  943.20         $2.94            .60%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.18         $3.06            .60%
 Class R2
   Actual(b)                    $1,000         $  942.10         $6.80           1.39%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.20         $7.07           1.39%
 Class R3
   Actual(b)                    $1,000         $  942.90         $5.58           1.14%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.46         $5.80           1.14%
 Class R4
   Actual(b)                    $1,000         $  942.10         $4.26            .87%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.82         $4.43            .87%
 Class R5
   Actual(b)                    $1,000         $  939.80         $3.28            .67%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.83         $3.41            .67%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -5.85% for Class A, -6.25% for Class B, -6.22% for Class C, -5.68% for Class I, -5.79% for Class R2, -5.71% for Class R3, -5.79% for Class R4 and -6.02%. for Class R5.

--------------------------------------------------------------------------------

 12 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (96.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (4.1%)
Boeing                                               978,122             $81,360,189
DRS Technologies                                      57,475               3,084,683
General Dynamics                                      53,645               4,530,857
Goodrich                                             225,470              14,103,149
Honeywell Intl                                       673,182              39,764,861
L-3 Communications Holdings                          128,280              14,217,272
Lockheed Martin                                      233,745              25,225,760
Northrop Grumman                                      97,343               7,725,140
United Technologies                                  325,906              23,924,759
                                                                     ---------------
Total                                                                    213,936,670
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                            38,107               2,787,908
------------------------------------------------------------------------------------

AIRLINES (0.1%)
Northwest Airlines                                   174,472(b)            3,264,371
UAL                                                  113,436               4,304,896
                                                                     ---------------
Total                                                                      7,569,267
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                30,037(b)              756,031
Johnson Controls                                      84,559               2,990,852
                                                                     ---------------
Total                                                                      3,746,883
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                   32,184(c)            1,778,263
Fiat                                                  73,987(c)            1,737,379
Ford Motor                                           298,884(b)            1,984,590
General Motors                                        80,554               2,280,483
Harley-Davidson                                       35,991               1,460,515
                                                                     ---------------
Total                                                                      9,241,230
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (2.4%)
Coca-Cola                                            751,559             $44,469,746
Hansen Natural                                        56,270(b)            2,169,771
Molson Coors Brewing Cl B                            675,940              30,194,240
Pepsi Bottling Group                                  18,773                 654,239
PepsiCo                                              718,986              49,027,655
                                                                     ---------------
Total                                                                    126,515,651
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.2%)
Amgen                                                620,976(b)           28,931,272
Biogen Idec                                          237,713(b)           14,488,607
Celgene                                               94,900(b)            5,324,839
Genentech                                            807,026(b)           56,645,155
Gilead Sciences                                      171,604(b)            7,840,587
                                                                     ---------------
Total                                                                    113,230,460
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                209,747(f)            4,809,499
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.9%)
Apollo Mgmt LP                                     1,315,150(b,d,h)       22,193,156
Bank of New York Mellon                              309,047              14,410,862
BlackRock                                             15,134               3,346,127
Federated Investors Cl B                             146,224               6,224,756
Franklin Resources                                    84,183               8,774,394
Goldman Sachs Group                                  108,758(f)           21,835,344
KKR Private Equity Investors LP Unit               2,372,102              39,947,871
Lehman Brothers Holdings                             194,868              12,504,680
Merrill Lynch & Co                                   383,533              21,631,261
Morgan Stanley                                       446,165              22,053,936
Oaktree Capital Group LLC Cl A Unit                  237,000(d,h)          6,517,500

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
Och-Ziff Capital Management Group LLC Cl A           440,059(f)           $9,707,702
State Street                                         165,865              13,620,834
T Rowe Price Group                                    33,663               1,703,011
                                                                     ---------------
Total                                                                    204,471,434
------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Air Products & Chemicals                              30,759               2,768,925
Ashland                                               38,669               1,760,600
Dow Chemical                                         479,104              18,522,160
Eastman Chemical                                      73,266               4,840,685
Ecolab                                                24,792               1,196,214
EI du Pont de Nemours & Co                           291,911              13,188,539
Hercules                                              16,913                 296,485
Intl Flavors & Fragrances                             11,918                 507,826
Monsanto                                              77,648               8,730,741
PPG Inds                                              23,354               1,543,466
Praxair                                               45,533               3,684,075
Rohm & Haas                                           18,516                 987,829
Sigma-Aldrich                                         19,144                 950,691
                                                                     ---------------
Total                                                                     58,978,236
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
BB&T                                                 283,408              10,282,042
Comerica                                              21,707                 946,859
Huntington Bancshares                                 51,912                 698,216
KeyCorp                                               55,238               1,444,474
M&T Bank                                              10,900               1,000,293
Marshall & Ilsley                                     37,814               1,055,011
Natl City                                             89,843               1,598,307
PNC Financial Services Group                         149,179               9,789,126
Regions Financial                                     71,248               1,798,300
SunTrust Banks                                        38,981               2,687,740
US Bancorp                                           331,940              11,269,363
Wachovia                                             602,610              23,459,607
Wells Fargo & Co                                     618,525              21,036,035
Zions Bancorporation                                  15,634                 855,805
                                                                     ---------------
Total                                                                     87,921,178
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                     41,050(b)             $404,343
Avery Dennison                                        31,270               1,620,411
Cintas                                                19,668                 645,504
Equifax                                               14,327                 531,388
Monster Worldwide                                     19,299(b)              537,477
Robert Half Intl                                      23,337                 648,302
Waste Management                                      73,897               2,397,219
                                                                     ---------------
Total                                                                      6,784,644
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.8%)
Ciena                                                 80,099(b)            2,173,086
Cisco Systems                                      2,389,344(b)           58,538,928
Comverse Technology                                  284,999(b)            4,652,609
Corning                                               63,507               1,528,613
EchoStar Cl A                                          9,803(b)              286,444
JDS Uniphase                                         521,412(b)            5,427,899
Juniper Networks                                      75,320(b)            2,044,938
Motorola                                           1,008,684(f)           11,630,127
Nokia ADR                                            609,707(c)           22,528,674
QUALCOMM                                           3,062,790             129,923,551
Starent Networks                                     406,763(b)            5,027,591
Telefonaktiebolaget LM Ericsson ADR                  213,488(c)            4,850,447
Tellabs                                               62,845(b)              428,603
                                                                     ---------------
Total                                                                    249,041,510
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.8%)
Apple                                                342,197(b)           46,319,786
Dell                                                 529,952(b,f)         10,620,238
EMC                                                  281,246(b)            4,463,374
Hewlett-Packard                                      977,820              42,779,625
IBM                                                  375,463              40,302,198
SanDisk                                               56,910(b)            1,448,360
                                                                     ---------------
Total                                                                    145,933,581
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                 21,154               2,573,807
KBR                                                  287,205(b)            9,072,806
                                                                     ---------------
Total                                                                     11,646,613
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      15,749               1,235,667
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSUMER FINANCE (0.8%)
American Express                                     458,311             $22,603,898
Capital One Financial                                310,067              16,994,772
Discover Financial Services                          227,455               3,980,463
SLM                                                   33,254                 723,275
                                                                     ---------------
Total                                                                     44,302,408
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                  14,932                 685,229
Bemis                                                 15,238                 414,169
Pactiv                                                19,059(b)              545,278
Sealed Air                                            22,992                 601,241
Temple-Inland                                         35,351                 662,831
                                                                     ---------------
Total                                                                      2,908,748
------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                         24,190               1,062,667
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                     20,717(b)            1,651,974
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.0%)
Bank of America                                    2,070,064              91,807,339
CIT Group                                             27,846                 778,574
Citigroup                                          1,551,639              43,787,253
CME Group                                              7,720               4,777,908
Consumer Discretionary Select Sector SPDR
 Fund                                                 48,886               1,592,706
IntercontinentalExchange                              25,844(b)            3,617,126
iShares Dow Jones US Healthcare Sector Index
 Fund                                                      1                      67
JPMorgan Chase & Co                                1,215,901              57,816,093
Leucadia Natl                                         23,438               1,035,256
Materials Select Sector SPDR Fund                     43,991               1,757,440
NYMEX Holdings                                        15,376               1,768,240
NYSE Euronext                                         37,454               2,945,757
                                                                     ---------------
Total                                                                    211,683,759
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (5.3%)
AT&T                                               3,838,498            $147,743,789
Cbeyond                                               19,649(b)              662,957
Chunghwa Telecom ADR                                       1(c)                   21
Citizens Communications                              183,179               2,101,063
Deutsche Telekom                                   1,665,833(c)           34,169,866
Deutsche Telekom ADR                                 254,782(c)            5,220,483
Embarq                                                     1                      45
Global Crossing                                      200,962(b,c)          4,324,702
Level 3 Communications                               671,850(b)            2,311,164
Telefonica                                           308,894(c)            9,029,468
Telefonica ADR                                        92,244(c)            8,099,023
Time Warner Telecom Cl A                             121,951(b)            2,131,703
Verizon Communications                             1,483,318              57,612,072
Windstream                                           178,282               2,069,854
                                                                     ---------------
Total                                                                    275,476,210
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allegheny Energy                                      23,641               1,295,290
American Electric Power                               56,829               2,433,986
Duke Energy                                          179,398               3,347,567
Edison Intl                                           46,381               2,419,233
Entergy                                              140,371              15,185,335
Exelon                                               282,555              21,527,865
FirstEnergy                                           43,394               3,090,521
FPL Group                                            108,565               7,000,271
Pepco Holdings                                        27,548                 701,372
Pinnacle West Capital                                 56,886               2,185,560
PPL                                                  157,590               7,709,303
Progress Energy                                       36,855               1,664,740
Southern                                             482,425              17,536,149
                                                                     ---------------
Total                                                                     86,097,192
------------------------------------------------------------------------------------

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRICAL EQUIPMENT (0.7%)
Emerson Electric                                     484,455             $24,629,692
First Solar                                           37,474(b)            6,811,649
SunPower Cl A                                         31,669(b,f)          2,188,011
Suntech Power Holdings ADR                            94,609(b,c)          5,177,951
                                                                     ---------------
Total                                                                     38,807,303
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                  19,697(b)              667,925
Tyco Electronics                                     151,521               5,122,925
                                                                     ---------------
Total                                                                      5,790,850
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                                          23,279               1,511,505
Halliburton                                          118,861               3,942,619
Natl Oilwell Varco                                   130,650(b)            7,869,050
Pride Intl                                           283,974(b)            9,004,816
Schlumberger                                          64,114               4,838,042
Transocean                                            81,777(b)           10,025,861
Weatherford Intl                                      50,605(b)            3,127,895
                                                                     ---------------
Total                                                                     40,319,788
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
Costco Wholesale                                      62,520(f)            4,247,609
CVS Caremark                                         392,132              15,320,597
Kroger                                                98,708               2,512,119
Safeway                                               91,798               2,844,820
SUPERVALU                                             28,966                 870,718
SYSCO                                                 86,157               2,502,861
Walgreen                                             194,203               6,818,467
Wal-Mart Stores                                      647,559              32,947,802
Whole Foods Market                                    20,187(f)              796,175
                                                                     ---------------
Total                                                                     68,861,168
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland                                91,008               4,008,902
General Mills                                        126,075               6,884,956
Kellogg                                              209,388              10,029,685
Kraft Foods Cl A                                     449,568              13,154,360
Tyson Foods Cl A                                      35,214                 501,800
                                                                     ---------------
Total                                                                     34,579,703
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

GAS UTILITIES (0.1%)
Nicor                                                  6,579                $269,739
ONEOK                                                120,616               5,668,952
Questar                                               24,575               1,251,113
                                                                     ---------------
Total                                                                      7,189,804
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Boston Scientific                                  6,437,718(b)           78,089,520
China Medical Technologies ADR                        19,014(c)              906,397
Covidien                                             137,378               6,131,180
Medtronic                                             96,455               4,491,909
St. Jude Medical                                      30,459(b)            1,233,894
Stryker                                               51,582               3,454,447
                                                                     ---------------
Total                                                                     94,307,347
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                209,907              11,179,647
Cardinal Health                                      233,247              13,521,329
CIGNA                                                151,042               7,425,225
Coventry Health Care                                  22,249(b)            1,258,848
Express Scripts                                       36,705(b)            2,477,220
Humana                                                23,995(b)            1,926,799
Laboratory Corp of America Holdings                   17,103(b)            1,263,570
McKesson                                             388,786              24,411,873
Patterson Companies                                   20,406(b)              653,808
Quest Diagnostics                                     22,252               1,097,469
Tenet Healthcare                                      67,455(b)              298,826
UnitedHealth Group                                   672,914              34,210,947
WellPoint                                                  1(b)                   78
                                                                     ---------------
Total                                                                     99,725,639
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            27,754                 663,043
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HOTELS, RESTAURANTS & LEISURE (0.9%)
Chipotle Mexican Grill Cl B                                1(b)                  $96
Darden Restaurants                                    86,236               2,442,204
Intl Game Technology                                 446,546              19,054,117
Marriott Intl Cl A                                   143,359               5,155,190
McDonald's                                           189,542              10,149,973
MGM MIRAGE                                            47,487(b)            3,476,998
Pinnacle Entertainment                                89,386(b,i)          1,631,295
Yum! Brands                                          130,298               4,450,980
                                                                     ---------------
Total                                                                     46,360,853
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Black & Decker                                         9,580                 694,933
Centex                                               212,758               5,910,417
DR Horton                                            474,710               8,188,748
Harman Intl Inds                                     849,868              39,578,354
Hovnanian Enterprises Cl A                           385,419(b,f)          3,811,794
KB Home                                              292,704(f)            8,049,360
Leggett & Platt                                       24,869                 473,008
Lennar Cl A                                          149,137               3,072,222
Meritage Homes                                        18,589(b,f)            298,353
Newell Rubbermaid                                    119,354               2,878,818
Snap-On                                                8,446                 414,868
Standard-Pacific                                     187,625(f)              714,851
Stanley Works                                         11,970                 614,779
Whirlpool                                             11,372                 967,871
                                                                     ---------------
Total                                                                     75,668,376
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                    374,206              28,813,862
Procter & Gamble                                     601,362              39,659,824
                                                                     ---------------
Total                                                                     68,473,686
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                   95,179(b)            1,816,015
Constellation Energy Group                            25,695               2,414,302
Dynegy Cl A                                           70,546(b)              495,233
                                                                     ---------------
Total                                                                      4,725,550
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                    37,132              $2,957,564
General Electric                                   2,076,590              73,532,052
Siemens                                              116,418(c)           15,069,815
Tyco Intl                                            107,226(c)            4,220,415
                                                                     ---------------
Total                                                                     95,779,846
------------------------------------------------------------------------------------

INSURANCE (4.1%)
ACE                                                  461,954(c)           26,950,396
AFLAC                                                490,752              30,097,820
Allstate                                              19,041                 938,150
American Intl Group                                1,143,937              63,099,565
Aon                                                    9,482                 412,657
Arch Capital Group                                    40,347(b,c)          2,842,850
Assurant                                              17,893               1,161,077
Assured Guaranty                                     124,472(c)            2,945,008
Chubb                                                164,289               8,508,527
Endurance Specialty Holdings                          61,902(c)            2,508,269
Genworth Financial Cl A                               23,235                 565,540
Hartford Financial Services Group                    274,029              22,133,322
Lincoln Natl                                          10,411                 565,942
MetLife                                              143,333               8,452,347
Principal Financial Group                             11,306                 673,951
Prudential Financial                                 451,166              38,064,875
Validus Holdings                                      16,654(b,c)            405,525
XL Capital Cl A                                       72,603(c)            3,267,135
                                                                     ---------------
Total                                                                    213,592,956
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                            20,566(b)            1,597,978
Expedia                                               29,090(b)              669,652
IAC/ InterActiveCorp                                  27,193(b)              705,386
Liberty Media - Interactive Cl A                     139,824(b,e)          2,224,600
                                                                     ---------------
Total                                                                      5,197,616
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET SOFTWARE & SERVICES (1.3%)
Akamai Technologies                                   23,590(b)             $712,418
eBay                                                 493,421(b)           13,268,091
Google Cl A                                           81,633(b)           46,065,501
VeriSign                                              31,839(b)            1,079,979
Yahoo!                                               222,621(b)            4,269,871
                                                                     ---------------
Total                                                                     65,395,860
------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Accenture Cl A                                         9,776(c)              338,445
Affiliated Computer Services Cl A                    123,829(b)            6,036,664
Automatic Data Processing                            166,791               6,766,711
Broadridge Financial Solutions                             1                      22
Cognizant Technology Solutions Cl A                   64,056(b)            1,787,162
Computer Sciences                                     23,705(b)            1,003,196
Convergys                                             19,672(b)              305,113
Electronic Data Systems                              184,074               3,699,887
Fidelity Natl Information Services                    24,841               1,054,500
Fiserv                                                31,388(b)            1,612,402
HCL Technologies                                     224,272(c)            1,395,751
MasterCard Cl A                                       50,004(f)           10,350,829
Ness Technologies                                     20,338(b,c)            186,906
Paychex                                               26,138                 855,235
Satyam Computer Services ADR                          17,561(c)              427,610
Unisys                                                45,058(b)              187,441
Western Union                                        116,763               2,615,491
                                                                     ---------------
Total                                                                     38,623,365
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                             12,963                 246,167
Eastman Kodak                                         40,855                 814,240
Hasbro                                                20,936                 543,708
Mattel                                                52,222               1,097,185
                                                                     ---------------
Total                                                                      2,701,300
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MACHINERY (1.3%)
Caterpillar                                          215,922             $15,360,691
Deere & Co                                           221,920              19,475,700
Flowserve                                            176,771              14,516,435
Ingersoll-Rand Cl A                                   37,860(c)            1,496,227
ITT                                                   30,586               1,817,726
Navistar Intl                                          8,705(b)              429,809
Parker Hannifin                                      191,535              12,949,681
                                                                     ---------------
Total                                                                     66,046,269
------------------------------------------------------------------------------------

MEDIA (6.7%)
Cablevision Systems Cl A                             150,770(b)            3,540,080
CBS Cl B                                              97,502               2,456,075
Clear Channel Communications                         103,014               3,163,560
Comcast Cl A                                         896,536(b)           16,281,094
Comcast Special Cl A                                 189,235(b)            3,404,338
DIRECTV Group                                        265,197(b)            5,988,148
DISH Network Cl A                                    157,738(b)            4,454,521
EW Scripps Cl A                                       13,086                 532,862
Gannett                                               25,167                 931,179
Interpublic Group of Companies                        67,114(b)              599,328
McGraw-Hill Companies                                 36,623               1,565,999
Meredith                                               4,158                 195,384
New York Times Cl A                                   15,552                 260,340
News Corp Cl A                                     1,746,966              33,017,657
Omnicom Group                                         46,735               2,120,367
Time Warner                                        2,397,404              37,735,139
Viacom Cl B                                          222,878(b)            8,638,751
Virgin Media                                       9,524,155(j)          159,243,873
Vivendi                                              237,874(c)            9,584,623
Walt Disney                                          527,909              15,800,316
Washington Post Cl B                                     632                 470,208
WorldSpace Cl A                                      263,942(b,f)            366,879
XM Satellite Radio Holdings Cl A                   3,186,099(b)           39,507,629
                                                                     ---------------
Total                                                                    349,858,350
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

METALS & MINING (1.5%)
Alcoa                                                311,569(i)          $10,312,934
Allegheny Technologies                                14,904               1,049,242
Coeur d'Alene Mines                                4,088,055(b,f)         18,682,411
Freeport-McMoRan Copper & Gold                        54,340               4,837,890
Lihir Gold                                         8,000,566(b,c)         26,043,674
Newmont Mining                                       233,654              12,696,736
Nucor                                                 40,984               2,368,875
Titanium Metals                                       12,309                 267,598
                                                                     ---------------
Total                                                                     76,259,360
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Big Lots                                              13,336(b)              231,513
JC Penney                                            232,683              11,031,501
Kohl's                                                82,276(b)            3,755,077
Macy's                                                62,299               1,721,944
Nordstrom                                             27,051               1,052,284
Target                                               112,603               6,258,475
                                                                     ---------------
Total                                                                     24,050,794
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Ameren                                                29,553               1,324,270
CenterPoint Energy                                    45,720                 731,977
CMS Energy                                            31,969                 500,954
Consolidated Edison                                   38,574               1,681,055
Dominion Resources                                   252,904              10,874,871
DTE Energy                                            24,293               1,036,096
Integrys Energy Group                                 11,080                 538,710
NiSource                                              39,028                 741,142
PG&E                                                  50,301               2,064,353
Public Service Enterprise Group                       36,197               3,474,912
Sempra Energy                                         37,773               2,111,511
TECO Energy                                           29,971                 499,617
Xcel Energy                                          319,396(f)            6,640,243
                                                                     ---------------
Total                                                                     32,219,711
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                                 44,611                 687,009
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

OIL, GAS & CONSUMABLE FUELS (8.7%)
Anadarko Petroleum                                    38,907              $2,279,561
Apache                                                13,492               1,287,676
BP ADR                                               274,146(c)           17,476,808
Chesapeake Energy                                     58,950               2,194,709
Chevron                                              914,369              77,264,180
ConocoPhillips                                       510,310              40,988,099
CONSOL Energy                                         28,109               2,051,957
Devon Energy                                          96,232               8,177,795
El Paso                                               97,192               1,601,724
Exxon Mobil                                        2,482,178             214,460,178
Marathon Oil                                         148,028               6,935,112
Occidental Petroleum                                 188,742              12,809,920
Patriot Coal                                           3,928(b)              156,138
Peabody Energy                                        38,641               2,087,387
Range Resources                                        2,634                 137,547
Royal Dutch Shell ADR                                 50,328(c)            3,593,922
Ship Finance Intl                                    118,974(c,f)          3,107,601
Spectra Energy                                        89,295               2,039,498
Sunoco                                                52,164               3,244,601
Tesoro                                                20,063                 783,460
Total                                                438,321(c)           31,898,162
Valero Energy                                        218,146              12,912,062
Williams Companies                                    85,337               2,728,224
XTO Energy                                            61,019               3,169,327
                                                                     ---------------
Total                                                                    453,385,648
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
AbitibiBowater                                       149,857(c,f)          3,711,958
Intl Paper                                           247,399               7,978,618
MeadWestvaco                                          26,111                 731,108
Weyerhaeuser                                         118,488               8,024,007
                                                                     ---------------
Total                                                                     20,445,691
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.7%)
Avon Products                                      2,001,253              70,083,880
Herbalife                                            451,589(c)           17,919,052
                                                                     ---------------
Total                                                                     88,002,932
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PHARMACEUTICALS (6.9%)
Abbott Laboratories                                  190,289             $10,713,271
Bristol-Myers Squibb                               3,137,254              72,752,920
Eli Lilly & Co                                       327,503              16,872,955
Johnson & Johnson                                    389,140              24,616,996
Merck & Co                                         1,369,990              63,403,137
Pfizer                                             4,735,504             110,763,438
Roche Holding                                         51,284(c)            9,311,700
Schering-Plough                                    1,066,490              20,871,209
Teva Pharmaceutical Inds ADR                         127,182(c,f)          5,855,459
Wyeth                                                582,604              23,187,639
                                                                     ---------------
Total                                                                    358,348,724
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                            134,637               2,655,042
Apartment Investment & Management Cl A                78,051               3,093,941
AvalonBay Communities                                  5,853                 549,889
Boston Properties                                     12,357               1,135,855
Developers Diversified Realty                          7,452                 306,650
Host Hotels & Resorts                                 44,531                 745,449
Kimco Realty                                          15,564                 557,347
MFA Mtge Investments                                 418,869               4,272,463
Plum Creek Timber                                     21,630                 903,053
ProLogis                                              33,650               1,997,128
Public Storage                                        14,190               1,110,368
Simon Property Group                                  23,551               2,104,988
Thornburg Mtge                                       194,369(f)            2,176,933
Vornado Realty Trust                                  14,837               1,341,265
                                                                     ---------------
Total                                                                     22,950,371
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           14,747(b)             $286,239
Forestar Real Estate Group                            11,781(b)              269,078
                                                                     ---------------
Total                                                                        555,317
------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
CSX                                                   70,736               3,429,281
Hertz Global Holdings                              1,595,185(b)           23,800,160
Norfolk Southern                                      52,820               2,872,880
                                                                     ---------------
Total                                                                     30,102,321
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Analog Devices                                        41,781               1,184,909
Applied Materials                                    129,970               2,329,062
Atmel                                              2,442,350(b)            7,717,826
Broadcom Cl A                                         78,657(b)            1,736,747
Cypress Semiconductor                                153,681(b)            3,265,721
Himax Technologies ADR                               802,888(c)            3,958,238
Infineon Technologies                                346,376(b,c)          3,533,695
Intel                                              2,619,272              55,528,566
KLA-Tencor                                            16,537                 690,916
LDK Solar ADR                                         40,374(b,c,f)        1,423,184
LSI                                                  542,220(b)            2,830,388
MEMC Electronic Materials                             22,782(b)            1,628,002
Microchip Technology                                  25,293                 807,100
Natl Semiconductor                                    19,006                 350,281
NVIDIA                                                47,574(b)            1,169,845
PMC-Sierra                                         1,945,306(b)            9,123,485
Spansion Cl A                                      3,860,853(b)           14,748,458
Texas Instruments                                    420,910(i)           13,018,746
Xilinx                                                45,154                 987,518
                                                                     ---------------
Total                                                                    126,032,687
------------------------------------------------------------------------------------

SOFTWARE (3.2%)
ACI Worldwide                                         32,858(b)              489,584
Adobe Systems                                         82,690(b)            2,888,362
Autodesk                                              33,120(b)            1,362,888
BEA Systems                                          178,668(b)            3,339,305
BMC Software                                          28,092(b)              900,068

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOFTWARE (CONT.)
CA                                                    56,206              $1,238,218
Citrix Systems                                        27,332(b)              946,234
Compuware                                             41,246(b)              350,591
Electronic Arts                                       45,394(b)            2,150,314
Intuit                                                47,954(b)            1,471,708
Microsoft                                          3,377,537             110,107,706
Nintendo ADR                                         204,690(c)           12,754,029
Novell                                                50,369(b)              320,347
Nuance Communications                                539,672(b)            8,575,388
Oracle                                               758,389(b)           15,584,894
Quest Software                                        67,762(b)            1,013,042
Symantec                                             124,970(b)            2,240,712
                                                                     ---------------
Total                                                                    165,733,390
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Abercrombie & Fitch Cl A                              54,156               4,315,692
AutoNation                                            20,118(b)              327,521
AutoZone                                               6,671(b)              806,390
Bed Bath & Beyond                                     38,131(b)            1,229,343
Best Buy                                              50,579               2,468,761
Circuit City Stores                                  148,709                 808,977
Gap                                                  180,138               3,444,239
Home Depot                                           381,413              11,697,936
Limited Brands                                        78,384               1,496,351
Lowe's Companies                                     538,288(i)           14,232,334
Office Depot                                          68,183(b)            1,011,154
OfficeMax                                             10,984                 272,074
Penske Automotive Group                               48,455                 879,943
RadioShack                                            20,089                 348,544
Sherwin-Williams                                      15,832                 905,749
Staples                                              101,630               2,433,022
Tiffany & Co                                          20,075                 800,993
TJX Companies                                        189,145               5,969,416
Williams-Sonoma                                      171,518(f)            4,610,404
                                                                     ---------------
Total                                                                     58,058,843
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                   12,431                $208,841
Liz Claiborne                                         14,911                 326,402
Nike Cl B                                             55,037               3,399,084
Polo Ralph Lauren                                      8,723                 528,527
VF                                                    12,957               1,002,483
                                                                     ---------------
Total                                                                      5,465,337
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Countrywide Financial                              2,475,873(f)           17,232,076
Fannie Mae                                           358,585              12,141,688
Freddie Mac                                          485,358              14,750,030
Guaranty Financial Group                              11,781(b)              163,756
Hudson City Bancorp                                  123,402               2,021,320
New York Community Bancorp                            96,389               1,788,016
Washington Federal                                    14,270                 348,473
                                                                     ---------------
Total                                                                     48,445,359
------------------------------------------------------------------------------------

TOBACCO (1.7%)
Altria Group                                       1,080,610              81,931,850
UST                                                   90,431               4,698,795
                                                                     ---------------
Total                                                                     86,630,645
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
America Movil ADR Series L                            33,037(c)            1,979,247
American Tower Cl A                                  116,763(b)            4,382,115
Millicom Intl Cellular                                36,361(b,c)          3,852,084
Orascom Telecom Holding GDR                           47,201(c)            3,497,594
Sprint Nextel                                      1,323,704              13,938,603
Vodafone Group                                    21,819,938(c)           76,329,953
Vodafone Group ADR                                   645,350(c)           22,458,180
                                                                     ---------------
Total                                                                    126,437,776
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $5,015,165,146)                                                $5,017,513,976
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT  21

OPTIONS PURCHASED (--%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Virgin Media                                      10,424              $17.50            June 2008               $1,954,500
XM Satellite Radio
 Holdings Cl A                                     2,875               15.00            Feb. 2008                  136,563
--------------------------------------------------------------------------------------------------------------------------

PUTS
Oil Service Holders
 Trust                                               457              165.00            Feb. 2008                  444,433
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $3,500,063)                                                                                              $2,535,496
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (4.9%)(g)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                 254,723,246(k)         $254,723,246
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $254,723,246)                                                    $254,723,246
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,273,388,455)(l)                                             $5,274,772,718
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                 NUMBER OF                                            UNREALIZED
                                 CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
S&P 500 Index                       162           $55,873,800       March 2008         $58,166

OPEN OPTIONS CONTRACTS WRITTEN AT JAN. 31, 2008

                                         NUMBER OF         EXERCISE         EXPIRATION
ISSUER                   PUTS/CALLS      CONTRACTS          PRICE              DATE         VALUE(A)
----------------------------------------------------------------------------------------------------
Virgin Media                Call           7,582            $22.50          June 2008       $511,785

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                                                                     NOTIONAL
                                                                     EXPIRATION      PRINCIPAL     UNREALIZED     UNREALIZED
COUNTERPARTY              FUND RECEIVES           FUND PAYS             DATE          AMOUNT      APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch          Total return on a    Floating rate based     Oct. 17, 2008   $12,440,000    $       --     $(780,246)
International          basket of large cap  on 1-month LIBOR plus
                       health care          0.20%
                       securities
Citibank               Total return on a    Floating rate based       May 7, 2008     8,850,000            --       (91,040)
                       basket of large cap  on 1-month LIBOR plus
                       industrial           0.20%
                       securities
Goldman Sachs          Total return on a    Floating rate based     Jan. 23, 2009        24,958       436,662
International          custom basket of     on 1-month LIBOR less
                       securities in the    0.75%
                       financial sector
Goldman Sachs          Total return on a    Floating rate based     Jan. 23, 2009        33,764       715,488
International          custom basket of     on 1-month LIBOR less
                       securities in the    0.40%
                       consumer goods
                       sector
Goldman Sachs          Total return on a    Floating rate based     Jan. 23, 2009        24,255        88,401
International          custom basket of     on 1-month LIBOR plus
                       securities in the    0.25%
                       technology sector
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $1,240,551     $(871,286)
-----------------------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2008

                                                                   CURRENCY TO BE       UNREALIZED
EXCHANGE DATE                        CURRENCY TO BE DELIVERED         RECEIVED         DEPRECIATION
---------------------------------------------------------------------------------------------------
Feb. 11 2008                                       24,578,000        21,641,912         $(370,009)
                                            Australian Dollar       U.S. Dollar
Feb. 4, 2008                                        1,282,673         2,548,060            (2,533)
                                                British Pound       U.S. Dollar
March 10, 2008                                     19,122,000        37,949,139           (10,619)
                                                British Pound       U.S. Dollar
March 13, 2008                                     14,021,000        27,826,427            (7,155)
                                                British Pound       U.S. Dollar
Feb. 25, 2008                                      30,275,000        44,843,330          (136,431)
                                       European Monetary Unit       U.S. Dollar
Feb. 27, 2008                                      21,314,000        31,547,065          (117,468)
                                       European Monetary Unit       U.S. Dollar
---------------------------------------------------------------------------------------------------
Total                                                                                   $(644,215)
---------------------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP EQUITY FUND - 2008 SEMIANNUAL REPORT  23

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 8.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $28,710,656 or 0.5% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Jan. 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.6% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 3.3% of net assets.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                             ACQUISITION
SECURITY                                        DATES                     COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                         08-02-07 thru 01-16-08         $30,549,040
Oaktree Capital Group LLC Cl A Unit*    05-21-07 thru 07-20-07           9,915,440

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) At Jan. 31, 2008, investments in securities included securities valued at $10,272,600 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(j) At Jan. 31, 2008, securities valued at $12,677,104 were held to cover open call options written. See Note 6 to the financial statements.

(k)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(l) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $5,273,388,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $446,084,000
Unrealized depreciation                                           (444,699,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,385,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 24 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $5,018,665,209)       $5,020,049,472
   Affiliated money market fund (identified cost
      $254,723,246)                                                254,723,246
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $5,273,388,455)                                               5,274,772,718
Cash                                                                   528,820
Foreign currency holdings (identified cost $435,566)                   435,090
Capital shares receivable                                              913,063
Dividends and accrued interest receivable                            7,262,317
Receivable for investment securities sold                           97,558,219
Variation margin receivable                                          1,297,750
Unrealized appreciation on swap contracts                            1,240,551
------------------------------------------------------------------------------
Total assets                                                     5,384,008,528
------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received
   $679,104)                                                           511,785
Capital shares payable                                               7,577,952
Payable for investment securities purchased                         57,910,056
Payable upon return of securities loaned                            82,441,000
Collateral and deposits payable                                      5,335,000
Unrealized depreciation on forward foreign currency
   contracts                                                           644,215
Unrealized depreciation on swap contracts                              871,286
Accrued investment management services fee                              77,981
Accrued distribution fee                                                48,031
Accrued transfer agency fee                                             24,311
Accrued administrative services fee                                      6,654
Accrued plan administration services fee                                 1,555
Other accrued expenses                                                 304,562
------------------------------------------------------------------------------
Total liabilities                                                  155,754,388
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $5,228,254,140
==============================================================================

--------------------------------------------------------------------------------

 26 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                      $  10,430,186
Additional paid-in capital                                           5,426,787,176
Undistributed net investment income                                     30,877,620
Accumulated net realized gain (loss)                                  (241,135,079)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                            1,294,237
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital
   stock                                                             $5,228,254,140
==================================================================================

Net assets applicable to outstanding
   shares:                                Class A                            $4,213,887,862
                                          Class B                            $  704,353,984
                                          Class C                            $   26,381,619
                                          Class I                            $   52,206,914
                                          Class R2                           $        4,166
                                          Class R3                           $        4,167
                                          Class R4                           $  231,411,218
                                          Class R5                           $        4,210
Net asset value per share of outstanding  Class A
   capital stock:                         shares(1)           838,868,256    $         5.02
                                          Class B shares      143,045,799    $         4.92
                                          Class C shares        5,351,947    $         4.93
                                          Class I shares       10,341,269    $         5.05
                                          Class R2 shares             822    $         5.07
                                          Class R3 shares             822    $         5.07
                                          Class R4 shares      45,408,871    $         5.10
                                          Class R5 shares             822    $         5.12
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                      $   80,633,997
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.33. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  56,485,043
Interest                                                              283,908
Income distributions from affiliated money market fund              6,594,288
Fee income from securities lending                                    513,750
      Less foreign taxes withheld                                     (61,926)
-----------------------------------------------------------------------------
Total income                                                       63,815,063
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 15,626,557
Distribution fee
   Class A                                                          6,063,945
   Class B                                                          4,022,578
   Class C                                                            151,969
   Class R2                                                                12
   Class R3                                                                 6
Transfer agency fee
   Class A                                                          4,795,298
   Class B                                                            856,509
   Class C                                                             31,264
   Class R2                                                                 2
   Class R3                                                                 2
   Class R4                                                            75,687
   Class R5                                                             3,534
Administrative services fee                                         1,403,252
Plan administration services fee
   Class R2                                                                 6
   Class R3                                                                 6
   Class R4                                                           378,434
Compensation of board members                                          56,219
Custodian fees                                                        286,050
Printing and postage                                                  785,300
Registration fees                                                      54,197
Professional fees                                                      50,364
Other                                                                  88,967
-----------------------------------------------------------------------------
Total expenses                                                     34,730,158
      Expenses waived/reimbursed by the Investment Manager
         and its affiliates                                        (1,207,473)
-----------------------------------------------------------------------------
                                                                   33,522,685
      Earnings and bank fee credits on cash balances                 (290,150)
-----------------------------------------------------------------------------
Total net expenses                                                 33,232,535
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    30,582,528
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          171,536,039
   Foreign currency transactions                                   (5,216,373)
   Futures contracts                                               (4,444,163)
   Options contracts written                                          890,410
   Swap transactions                                                  341,138
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           163,107,051
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (522,702,794)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (359,595,743)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(329,013,215)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008       JULY 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $    30,582,528     $    63,564,209
Net realized gain (loss) on investments                   163,107,051         703,349,838
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (522,702,794)        323,820,329
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            (329,013,215)      1,090,734,376
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (36,407,344)        (51,279,745)
      Class B                                                      --          (2,969,618)
      Class C                                                      --            (121,537)
      Class I                                                (866,696)         (1,522,653)
      Class R2                                                    (31)                (65)
      Class R3                                                    (44)                (66)
      Class R4                                             (2,588,075)         (5,679,767)
      Class R5                                                     --            (322,641)
   Net realized gain
      Class A                                            (503,800,045)       (125,265,857)
      Class B                                             (85,854,373)        (27,693,216)
      Class C                                              (3,230,993)           (831,229)
      Class I                                              (7,554,314)         (2,640,713)
      Class R2                                                   (539)               (115)
      Class R3                                                   (539)               (115)
      Class R4                                            (31,125,821)        (13,607,896)
      Class R5                                                   (539)           (560,037)
-----------------------------------------------------------------------------------------
Total distributions                                      (671,429,353)       (232,495,270)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 30 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008       JULY 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
      Class A shares                                       54,771,661         370,676,879
      Class B shares                                       20,673,749          57,068,487
      Class C shares                                        1,087,279           2,755,399
      Class I shares                                        3,728,696          15,570,677
      Class R2 shares                                              --               5,000
      Class R3 shares                                              --               5,000
      Class R4 shares                                      18,627,143          28,329,694
      Class R5 shares                                              --          26,931,801
Reinvestment of distributions at net asset value
      Class A shares                                      523,668,114         171,429,375
      Class B shares                                       85,243,826          30,416,192
      Class C shares                                        3,174,764             939,571
      Class I shares                                        8,419,823           4,163,008
      Class R4 shares                                      33,713,417          19,287,529
      Class R5 shares                                              --             882,497
Payments for redemptions
      Class A shares                                     (599,373,190)     (1,564,111,579)
      Class B shares                                     (101,653,373)       (569,109,428)
      Class C shares                                       (4,499,980)        (10,923,150)
      Class I shares                                      (15,518,632)        (69,035,113)
      Class R4 shares                                    (104,084,121)       (882,819,499)
      Class R5 shares                                     (26,533,250)         (2,629,011)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (98,554,074)     (2,370,166,671)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (1,098,996,642)     (1,511,927,565)
Net assets at beginning of period                       6,327,250,782       7,839,178,347
-----------------------------------------------------------------------------------------
Net assets at end of period                           $ 5,228,254,140     $ 6,327,250,782
=========================================================================================
Undistributed net investment income                   $    30,877,620     $    40,157,282
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Large Cap Equity Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-

--------------------------------------------------------------------------------

 32 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $28,710,656 representing 0.55% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT 33 or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign

--------------------------------------------------------------------------------

 34 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2008, foreign currency holdings consisted of European monetary units and Indian rupees.

The Fund may enter into forward foreign currency contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT 35 made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

--------------------------------------------------------------------------------

 36 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $1,044,917 for the six months ended Jan. 31, 2008. The management fee for the six months ended Jan. 31, 2008 was 0.52% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.05% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $19,032.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  37

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $1,370,536 for Class A, $398,649 for Class B and $1,673 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the

--------------------------------------------------------------------------------

 38 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.01% for Class A, 1.77% for Class B, 1.77% for Class C, 1.14% for Class R2, 0.89% for Class R3 and 0.86% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $949,592, $185,600, $5,933 and $60,275 for Class A, Class B, Class C and Class R4, respectively, and the plan administration services fees were $6, $6 and $6,061 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.05% for Class A, 1.81% for Class B, 1.81% for Class C, 0.67% for Class I, 1.47% for Class R2, 1.22% for Class R3, 0.90% for Class R4 and 0.72% for Class R5 of the Fund's average daily net assets until July 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $290,150 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,897,572,491 and $2,642,491,177, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED JAN. 31, 2008
                                           ISSUED FOR
                                           REINVESTED                              NET
                               SOLD       DISTRIBUTIONS      REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      9,316,514     98,992,067      (102,962,966)         5,345,615
Class B                      3,602,635     16,424,628       (17,870,565)         2,156,698
Class C                        188,411        611,708          (789,339)            10,780
Class I                        624,467      1,585,654        (3,028,525)          (818,404)
Class R2                            --             --                --                 --
Class R3                            --             --                --                 --
Class R4                     3,145,294      6,289,817       (17,913,250)        (8,478,139)
Class R5                            --             --        (4,152,231)        (4,152,231)
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  39

                                                 YEAR ENDED JULY 31, 2007
                                           ISSUED FOR
                                           REINVESTED                              NET
                               SOLD       DISTRIBUTIONS      REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                     59,268,105     29,154,657      (265,432,267)      (177,009,505)
Class B                      9,841,913      5,262,317       (95,077,518)       (79,973,288)
Class C                        475,544        162,555        (1,886,761)        (1,248,662)
Class I                      2,660,792        705,595       (11,591,197)        (8,224,810)
Class R2*                          822             --                --                822
Class R3*                          822             --                --                822
Class R4                     4,699,528      3,241,602      (149,629,106)      (141,687,976)
Class R5*                    4,421,287        149,070          (417,304)         4,153,053
----------------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to July 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Jan. 31, 2008, securities valued at $80,633,997 were on loan to brokers. For collateral, the Fund received $82,441,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $513,750 for the six months ended Jan. 31, 2008. Expenses paid to the Investment Manager were $15,734 for the six months ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

 40 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                                         SIX MONTHS ENDED
                                                          JAN. 31, 2008
                                                              CALLS
                                                     CONTRACTS     PREMIUMS
-----------------------------------------------------------------------------
Balance July 31, 2007                                  27,883     $ 3,953,892
Opened                                                 69,333       3,039,221
Closed                                                (78,127)     (6,127,966)
Expired                                               (11,507)       (186,043)
-----------------------------------------------------------------------------
Balance Jan. 31, 2008                                   7,582     $   679,104
-----------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JAN. 31, 2008
                                                               PUTS
                                                     CONTRACTS     PREMIUMS
-----------------------------------------------------------------------------
Balance July 31, 2007                                  20,639     $ 2,621,153
Opened                                                 60,225       6,986,068
Closed                                                (80,864)     (9,607,221)
-----------------------------------------------------------------------------
Balance Jan. 31, 2008                                      --     $        --
-----------------------------------------------------------------------------

See "Summary of significant accounting policies."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash fund aggregated $1,825,856,449 and $1,804,523,335, respectively, for the six months ended Jan. 31, 2008.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT 41 prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $158,388,854 at July 31, 2007, that if not offset by capital gains will expire as follows:

   2008          2009          2010          2011
$51,243,861   $70,190,395   $24,231,893   $12,722,705

RiverSource Large Cap Equity Fund acquired $33,183,702 of capital loss carry-overs in connection with a merger on March 10, 2006, as well as capital loss carry-overs acquired as a result of prior mergers. In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------

 42 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  43

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,          2008(J)           2007           2006           2005           2004
Net asset value, beginning of
 period                                 $6.05          $5.40          $5.26          $4.64          $4.53
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .03(b)         .06(b)         .06            .04            .01
Net gains (losses) (both realized
 and unrealized)                         (.36)           .79            .12            .61            .32
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.33)           .85            .18            .65            .33
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.05)          (.06)          (.04)          (.02)            --
Distributions from realized gains        (.65)          (.14)            --           (.01)          (.22)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.70)          (.20)          (.04)          (.03)          (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.02          $6.05          $5.40          $5.26          $4.64
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $4,214         $5,039         $5,461         $1,030         $1,248
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)           1.05%(e)       1.09%          1.06%          1.16%          1.23%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (d),(f),(g)       1.01%(e)       1.09%          1.06%          1.11%          1.20%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.10%(e)        .99%          1.08%           .79%           .36%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            66%           116%           128%            99%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (5.85%)(i)     15.79%          3.51%         13.99%          7.19%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 1.00% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $5.91          $5.29          $5.15          $4.56          $4.48
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .01(b)         .01(b)         .02             --           (.01)
Net gains (losses) (both realized
 and unrealized)                         (.35)           .76            .12            .60            .31
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.34)           .77            .14            .60            .30
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --           (.01)            --             --             --
Distributions from realized gains        (.65)          (.14)            --           (.01)          (.22)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.65)          (.15)            --           (.01)          (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $4.92          $5.91          $5.29          $5.15          $4.56
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $704           $833         $1,169           $472           $572
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)           1.82%(e)       1.86%          1.84%          1.93%          1.98%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (d),(f),(g)       1.77%(e)       1.86%          1.84%          1.88%          1.95%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)             .40%(e)        .23%           .28%           .02%          (.46%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            66%           116%           128%            99%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (6.25%)(i)     14.71%          2.72%         13.09%          6.48%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 1.76% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  45

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,         2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $5.92          $5.30          $5.16          $4.57          $4.49
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .01(b)         .01(b)         .02             --           (.01)
Net gains (losses) (both realized
 and unrealized)                         (.35)           .77            .12            .60            .31
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.34)           .78            .14            .60            .30
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    --           (.02)            --             --             --
Distributions from realized gains        (.65)          (.14)            --           (.01)          (.22)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.65)          (.16)            --           (.01)          (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $4.93          $5.92          $5.30          $5.16          $4.57
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $26            $32            $35             $9            $11
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)           1.81%(e)       1.86%          1.84%          1.93%          2.01%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (d),(f),(g)       1.77%(e)       1.86%          1.84%          1.88%          1.98%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)             .34%(e)        .23%           .28%           .02%          (.43%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            66%           116%           128%            99%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (6.22%)(i)     14.80%          2.71%         13.06%          6.46%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 1.76% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,          2008(K)           2007           2006           2005        2004(B)
Net asset value, beginning of
 period                                 $6.09          $5.44          $5.31          $4.67          $5.08
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .05(c)         .09(c)         .10            .05             --
Net gains (losses) (both realized
 and unrealized)                         (.36)           .78            .12            .63           (.28)
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.31)           .87            .22            .68           (.28)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.08)          (.08)          (.09)          (.03)            --
Distributions from realized gains        (.65)          (.14)            --           (.01)          (.13)
---------------------------------------------------------------------------------------------------------
Total distributions                      (.73)          (.22)          (.09)          (.04)          (.13)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $5.05          $6.09          $5.44          $5.31          $4.67
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $52            $68           $105            $43            $14
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (d),(e)            .60%(f)        .63%           .59%           .70%         .72%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (e),(g),(h)        .60%(f)        .63%           .59%           .65%         .71%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.53%(f)       1.44%          1.53%          1.24%         .74%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            66%           116%           128%            99%
---------------------------------------------------------------------------------------------------------
Total return(i)                        (5.68%)(j)     16.13%          4.06%         14.64%         (5.65%)(j)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.59% for the six months ended Jan. 31, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  47

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $6.08          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .03            .03
Net gains (losses) (both realized and
 unrealized)                               (.35)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.32)           .22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.69)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.07          $6.08
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (d),(e)           1.39%(f)       1.44%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (e),(g),(h)       1.14%(f)       1.44%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             .97%(f)        .67%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     33%            66%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (5.79%)(j)    3.71%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,        2008(K)         2007(B)
Net asset value, beginning of
 period                                $6.09          $6.08
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)          .04            .04
Net gains (losses) (both realized
 and unrealized)                        (.36)           .19
--------------------------------------------------------------------------------------------------------
Total from investment operations        (.32)           .23
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.05)          (.08)
Distributions from realized gains       (.65)          (.14)
--------------------------------------------------------------------------------------------------------
Total distributions                     (.70)          (.22)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period         $5.07          $6.09
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $--            $--
--------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (d),(e)        1.14%(f)       1.19%(f)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (e),(g),(h)     .89%(f)       1.19%(f)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.22%(f)        .92%(f)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  33%            66%
--------------------------------------------------------------------------------------------------------
Total return(i)                       (5.71%)(j)    3.88%(j)
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  49

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,        2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                                $6.13          $5.47          $5.28          $4.66          $4.54
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .04(b)         .07(b)         .09            .04            .01
Net gains (losses) (both realized
 and unrealized)                        (.37)           .79            .12            .61            .34
--------------------------------------------------------------------------------------------------------
Total from investment operations        (.33)           .86            .21            .65            .35
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.05)          (.06)          (.02)          (.02)          (.01)
Distributions from realized gains       (.65)          (.14)            --           (.01)          (.22)
--------------------------------------------------------------------------------------------------------
Total distributions                     (.70)          (.20)          (.02)          (.03)          (.23)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period         $5.10          $6.13          $5.47          $5.28          $4.66
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $231           $330         $1,069            $--             $8
--------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)           .91%(e)        .90%           .81%           .95%          1.03%
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (d),(f),(g)       .86%(e)        .89%           .81%           .90%          1.00%
--------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.26(e)       1.14%          1.41%          1.08%           .50%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  33%            66%           116%           128%            99%
--------------------------------------------------------------------------------------------------------
Total return(h)                       (5.79%)(i)     15.80%          4.03%         14.06%          7.44%
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.85% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 50 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(I)         2007(B)
Net asset value, beginning of period      $6.11          $6.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .04            .06
Net gains (losses) (both realized and
 unrealized)                               (.38)           .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.34)           .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.08)
Distributions from realized gains          (.65)          (.14)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.65)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.12          $6.11
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $25
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (d),(e)            .67%(f)        .70%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (e),(g)            .67%(f)        .70%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.20%(f)       1.44%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     33%            66%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          (6.02%)(i)    4.24%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(f)  Adjusted to an annual basis.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.66% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  51

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 52 RIVERSOURCE LARGE CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE LARGE CAP EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6255 G (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

LARGE CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE LARGE CAP VALUE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     18

Notes to Financial Statements.......     23

Proxy Voting........................     41

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                   RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Large Cap Value Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                                                   25.7%
Energy                                                       14.6%
Industrials                                                  10.9%
Consumer Discretionary                                       10.0%
Health Care                                                   8.7%
Consumer Staples                                              7.3%
Other(1)                                                     22.8%

* Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Information Technology 7.2%, Telecommunication Services 6.6%, Utilities 4.0%, Materials 2.8% and Cash & Cash Equivalents 2.2%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Exxon Mobil                           5.6%
Bank of America                       3.9%
AT&T                                  3.0%
Pfizer                                2.9%
Chevron                               2.8%
JP Morgan Chase & Co                  2.2%
American Intl Group                   2.1%
ConocoPhillips                        2.1%
Verizon Communications                2.1%
General Electric                      2.1%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Robert Ewing, CFA                    20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ALVAX            06/27/02
Class B                     ALVBX            06/27/02
Class C                     RLVCX            06/27/02
Class I                     ALCIX            03/04/04
Class R2                       --            12/11/06
Class R3                       --            12/11/06
Class R4                    RSLVX            06/27/02
Class R5                       --            12/11/06
Total net assets                        $71.4 million
Number of holdings                                201

--------------------------------------------------------------------------------

                   RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Large Cap Value Fund Class A
  (excluding sales charge)                             -7.16%

Russell 1000 Value Index (unmanaged)                   -5.42%

Lipper Large-Cap Value Funds Index                     -5.53%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                    TOTAL                   NET EXPENSES
Class A                                             1.28%                        1.28%
Class B                                             2.05%                        2.05%
Class C                                             2.04%                        2.04%
Class I                                             0.85%                        0.85%
Class R2                                            1.63%                        1.63%
Class R3                                            1.38%                        1.38%
Class R4                                            1.15%                        1.13%(a)
Class R5                                            0.83%                        0.83%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003), will not exceed 1.13% for Class R4.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/27/02)           -7.16%     -6.84%   +6.17%    +11.46%    +7.56%
 Class B (inception 6/27/02)           -7.49%     -7.33%   +5.36%    +10.64%    +6.77%
 Class C (inception 6/27/02)           -7.32%     -7.32%   +5.36%    +10.68%    +6.78%
 Class I (inception 3/4/04)            -6.95%     -6.30%   +6.65%       N/A     +6.47%
 Class R2 (inception 12/11/06)         -6.93%     -6.77%     N/A        N/A     -3.77%
 Class R3 (inception 12/11/06)         -6.86%     -6.53%     N/A        N/A     -3.55%
 Class R4 (inception 6/27/02)          -6.72%     -6.23%   +6.45%    +11.77%    +7.83%
 Class R5 (inception 12/11/06)         -6.92%     -6.27%     N/A        N/A     -3.31%
WITH SALES CHARGE
 Class A (inception 6/27/02)          -12.52%    -12.23%   +4.09%    +10.15%    +6.42%
 Class B (inception 6/27/02)          -11.70%    -11.54%   +4.31%    +10.37%    +6.64%
 Class C (inception 6/27/02)           -8.16%     -8.16%   +5.36%    +10.68%    +6.78%

AT DEC. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/27/02)           -6.08%    -0.56%   +7.29%    +11.98%    +8.68%
 Class B (inception 6/27/02)           -6.44%    -1.24%   +6.53%    +11.16%    +7.88%
 Class C (inception 6/27/02)           -6.44%    -1.40%   +6.47%    +11.11%    +7.85%
 Class I (inception 3/4/04)            -5.70%    -0.01%   +7.77%       N/A     +8.05%
 Class R2 (inception 12/11/06)         -6.05%    -0.86%     N/A        N/A     +0.50%
 Class R3 (inception 12/11/06)         -5.96%    -0.60%     N/A        N/A     +0.75%
 Class R4 (inception 6/27/02)          -5.82%    -0.31%   +7.55%    +12.24%    +8.92%
 Class R5 (inception 12/11/06)         -5.76%    -0.22%     N/A        N/A     +1.13%
WITH SALES CHARGE
 Class A (inception 6/27/02)          -11.45%    -6.24%   +5.17%    +10.65%    +7.52%
 Class B (inception 6/27/02)          -10.69%    -5.73%   +5.47%    +10.89%    +7.75%
 Class C (inception 6/27/02)           -7.29%    -2.30%   +6.47%    +11.11%    +7.85%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

  * Not annualized
--------------------------------------------------------------------------------

                   RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Bob Ewing discusses the Fund's results and positioning for the semiannual period ended Jan. 31, 2008.

Q: How did RiverSource Large Cap Value Fund perform for the six months ended
   Jan. 31, 2008?

A: RiverSource Large Cap Value Fund's Class A shares declined 7.16%, excluding sales charge, for the semiannual period ended Jan. 31, 2008. The Fund's benchmark, the Russell 1000(R) Value Index (Russell Index), declined 5.42% during the period. The Fund's peer group, the Lipper Large-Cap Value Funds Index, declined 5.53% during the same time frame.

Q: What factors most significantly affected performance for the period?

A: The past six months were difficult for the U.S. stock markets, characterized by economic deceleration and a great deal of credit uncertainty precipitated by subprime mortgage lending difficulties. This combination proved especially damaging to the Fund's financial holdings. In response to the economic challenges, the Federal Reserve Board (the Fed) reduced the federal funds rate five times between September and January, reversing its previous monetary policy stance, which had been more focused on fighting inflation.

   THE MORTGAGE ISSUES OF 2007 CAME TO A HEAD DURING THE SEMIANNUAL PERIOD, AFFECTING A NUMBER OF INDIVIDUAL STOCKS IN THE PORTFOLIO.


   Both stock selection and sector weightings relative to the Russell Index hampered the Fund's results. While stock selection in the industrials, information technology and telecommunication services sectors were favorable, the Fund's holdings in the financials, energy and health care sectors underperformed. In terms of sector weightings, having less exposure to financials was advantageous, as was a larger health care weighting. However, an overweight in technology and an underweight in utilities was detrimental.

   The mortgage issues of 2007 came to a head during the semiannual period, affecting a number of individual stocks in the portfolio. On the positive side, the Fund benefited from having a smaller position versus the Russell Index in Washington Mutual, a large mortgage issuer. Conversely, the Fund's position in mortgage lender Countrywide Financial was the most significant individual
--------------------------------------------------------------------------------

 6 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   detractor from return. Toward the end of the six-month period, Countrywide agreed to be acquired by Bank of America, a deal expected to close later this year. The stock's performance improved slightly following the announcement. The Fund's holdings of government-sponsored Federal Home Loan Mortgage Corp. (Freddie Mac) were also caught up in the negative lending environment. Although Freddie Mac was not directly affected by mortgage problems, investors became concerned that weakness could eventually affect it.

   Additional contributors included AFLAC, Microsoft, KB Home and Lockheed Martin. Life and disability insurance company AFLAC benefited from improving fundamentals and a substantial Japanese presence that allowed the company to benefit from currency exchange rates as the U.S. dollar remained weak relative to the Japanese yen. Microsoft benefited as its Windows Vista operating system began to gain traction. Though homebuilders were weak during the six month period and, as a group, did not add value for the Fund, we bought KB Home after much of the decline in the homebuilding sector. We feel that investors have since begun to anticipate some stabilization in the homebuilding environment. Defense contractor Lockheed Martin benefited from its stable business and performed well during the period.

   Additional detractors versus the Russell Index included overweight positions in Spansion and Virgin Media and an underweight in Occidental Petroleum. Spansion, a semiconductor memory chip company, detracted as prices in the memory chip market eroded faster than expected. Virgin Media received an attractive acquisition offer in July and was in the midst of a strategic auction at the start of the semiannual period. However, weakness in the high yield bond market halted the process and the stock price fell below even the original bid amount. We continue to see hidden value in Virgin Media and think management may realize it without an acquisition. Having an underweight position in Occidental Petroleum detracted from performance as energy stocks generally benefited from high commodity prices throughout the period. However, we believed there were better opportunities elsewhere in the energy sector.

Q: What changes did you make to the Fund during this period?

A: We increased exposure to the consumer discretionary sector relative to the
   Russell Index. Stocks in this sector had become relatively inexpensive and
--------------------------------------------------------------------------------

                   RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   initially drove this change. We also concluded that the Fed's efforts to fight economic deceleration by reducing short-term interest rates should benefit this sector, particularly selected homebuilders and retailers.

   WE ALSO INCREASED EXPOSURE TO THE TELECOMMUNICATION SERVICES INDUSTRY GROUP, THOUGH THIS IS NOT A THEMATIC CHANGE, BUT A BOTTOM-UP OPPORTUNITY.


   We decreased the Fund's utilities position relative to the Russell Index. This reflects our belief that if the Fed continues to stimulate the economy, certain types of cyclical companies may benefit more than companies with less cyclical businesses, such as utilities. We also increased exposure to the telecommunication services industry group, though this is not a thematic change, but a bottom-up opportunity. Several telecommunication services stocks, specifically telephone companies, had become inexpensive and subsequently quite attractive to us.

Q: How do you plan to manage the Fund in the coming months?

   In general, we agree with the broad consensus that the U.S. is in an economic deceleration. However, we think the Fed will take steps to aggressively combat this situation and nine months to a year from now we could be on better economic footing.

   Consequently, we are striving to hold stocks that we believe will be beneficiaries of economic stabilization.

   In such an environment, we believe the portfolio's three primary themes continue to present attractive opportunities. First, we still think large-cap stocks are more attractive than small- and mid-cap stocks. They have greater international exposure, while trading at about the same price-to-earnings multiple as small- and mid-cap stocks. Second, we also maintain the Fund's current preference for reasonably priced stocks with growth characteristics over those with value traits. Third, we think an emphasis on high quality stocks is likely to be advantageous going forward. These stocks are trading at the same valuations as low quality stocks and with economic expansion faltering, we think investors will begin to favor them.

--------------------------------------------------------------------------------

 8 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   WE HAVE IMPLEMENTED A NEW THEME IN THE PORTFOLIO, A FOCUS ON CONTRARIAN OPPORTUNITIES.


   We have implemented a new theme in the portfolio, a focus on contrarian opportunities. These are stocks whose valuations are so low that they are compelling to us even after taking into account the companies' troubled fundamental conditions. Examples include segments of the financial market such as mortgage companies and savings and loans, many of which are trading at highly discounted levels. In the consumer discretionary sector examples include homebuilders, which we believe are trading below liquidation values, and selected retailers. Traditionally, stocks purchased at valuations like these contribute to outperformance over time and we are carefully considering individual opportunities. Stocks that fit this theme also have the potential to benefit from the Fed's apparent willingness to lower interest rates to stimulate economic growth.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                   RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

 10 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

                                                ENDING
                               BEGINNING     ACCOUNT VALUE     EXPENSES
                             ACCOUNT VALUE     JAN. 31,       PAID DURING     ANNUALIZED
                             AUG. 1, 2007        2008        THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  928.40        $ 5.93           1.22%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.06        $ 6.21           1.22%
 Class B
   Actual(b)                    $1,000         $  925.10        $ 9.61           1.98%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.22        $10.06           1.98%
 Class C
   Actual(b)                    $1,000         $  926.80        $ 9.62           1.98%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.22        $10.06           1.98%
 Class I
   Actual(b)                    $1,000         $  930.50        $ 3.80            .78%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.27        $ 3.97            .78%
 Class R2
   Actual(b)                    $1,000         $  930.70        $ 7.74           1.59%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.19        $ 8.08           1.59%
 Class R3
   Actual(b)                    $1,000         $  931.40        $ 6.52           1.34%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.45        $ 6.82           1.34%
 Class R4
   Actual(b)                    $1,000         $  932.80        $ 5.26           1.08%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.76        $ 5.50           1.08%
 Class R5
   Actual(b)                    $1,000         $  930.80        $ 4.09            .84%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.97        $ 4.28            .84%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -7.16% for Class A, -7.49% for Class B, -7.32% for Class C, -6.95% for Class I, -6.93% for Class R2, -6.86% for Class R3, -6.72% for Class R4 and -6.92%. for Class R5.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.8%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (5.1%)
Boeing                                                 6,415                $533,600
DRS Technologies                                       2,416                 129,667
General Dynamics                                       2,255                 190,457
Goodrich                                               7,022                 439,226
Honeywell Intl                                        13,909                 821,604
L-3 Communications Holdings                            2,657                 294,475
Lockheed Martin                                        5,205                 561,724
Northrop Grumman                                       4,092                 324,741
United Technologies                                    4,860                 356,773
                                                                     ---------------
Total                                                                      3,652,267
------------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                    1,151                  43,680
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                    1,377(c)               76,084
Fiat                                                   3,111(c)               73,053
                                                                     ---------------
Total                                                                        149,137
------------------------------------------------------------------------------------

BEVERAGES (1.5%)
Coca-Cola                                              8,525                 504,424
Molson Coors Brewing Cl B                              5,257                 234,830
PepsiCo                                                4,704                 320,766
                                                                     ---------------
Total                                                                      1,060,020
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                  1,602(b)               74,637
Genentech                                              1,703(b)              119,534
                                                                     ---------------
Total                                                                        194,171
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                  8,818                 202,197
------------------------------------------------------------------------------------

CAPITAL MARKETS (4.3%)
Apollo Mgmt LP                                        11,000(b,d,e)          185,625
Bank of New York Mellon                                9,998                 466,207

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
Franklin Resources                                     1,058                $110,275
Goldman Sachs Group                                      872                 175,071
KKR Private Equity Investors LP Unit                   6,046                 101,819
Lehman Brothers Holdings                               5,595                 359,031
Merrill Lynch & Co                                    11,695                 659,598
Morgan Stanley                                        12,357                 610,807
Oaktree Capital Group LLC Cl A Unit                    4,000(d,e)            110,000
Och-Ziff Capital Management Group LLC Cl A             1,562                  34,458
State Street                                           2,617                 214,908
T Rowe Price Group                                     1,415                  71,585
                                                                     ---------------
Total                                                                      3,099,384
------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Ashland                                                1,291                  58,779
Dow Chemical                                          14,456                 558,870
Eastman Chemical                                       2,577                 170,262
EI du Pont de Nemours & Co                             6,763                 305,552
                                                                     ---------------
Total                                                                      1,093,463
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
PNC Financial Services Group                           4,232                 277,704
US Bancorp                                             6,367                 216,160
Wachovia                                              14,709                 572,621
Wells Fargo & Co                                      12,414                 422,200
                                                                     ---------------
Total                                                                      1,488,685
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                         1,315                  68,143
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems                                         13,412(b)             $328,594
EchoStar Cl A                                            399(b)               11,659
Motorola                                              19,222                 221,630
Nokia ADR                                              3,142(c)              116,097
QUALCOMM                                              11,703                 496,441
Telefonaktiebolaget LM Ericsson ADR                    8,975(c)              203,912
                                                                     ---------------
Total                                                                      1,378,333
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Dell                                                   3,654(b)               73,226
Hewlett-Packard                                       12,787                 559,431
IBM                                                    6,542                 702,219
SanDisk                                                1,729(b)               44,003
                                                                     ---------------
Total                                                                      1,378,879
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                    889                 108,165
KBR                                                    3,716(b)              117,388
                                                                     ---------------
Total                                                                        225,553
------------------------------------------------------------------------------------

CONSUMER FINANCE (1.9%)
American Express                                      10,603                 522,940
Capital One Financial                                 12,718                 697,073
Discover Financial Services                            6,217                 108,798
                                                                     ---------------
Total                                                                      1,328,811
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Temple-Inland                                          1,486                  27,863
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.1%)
Bank of America                                       62,999               2,794,005
Citigroup                                             51,386               1,450,113
JPMorgan Chase & Co                                   32,321               1,536,863
                                                                     ---------------
Total                                                                      5,780,981
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.6%)
AT&T                                                  55,555               2,138,313
Citizens Communications                                7,701                  88,330
Deutsche Telekom                                       9,598(c)              196,876
Verizon Communications                                38,342               1,489,203
Windstream                                             7,495                  87,017
                                                                     ---------------
Total                                                                      3,999,739
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRIC UTILITIES (2.9%)
Entergy                                                4,688                $507,148
Exelon                                                 7,781                 592,835
FPL Group                                              2,129                 137,278
Pinnacle West Capital                                  1,791                  68,810
PPL                                                    4,333                 211,970
Southern                                              15,755                 572,694
                                                                     ---------------
Total                                                                      2,090,735
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                       6,461                 328,477
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Tyco Electronics                                       3,395                 114,785
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes                                             970                  62,982
Halliburton                                            4,997                 165,750
Natl Oilwell Varco                                     2,834(b)              170,692
Pride Intl                                             3,309(b)              104,928
Transocean                                             1,763(b)              216,144
Weatherford Intl                                       2,139(b)              132,212
                                                                     ---------------
Total                                                                        852,708
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
CVS Caremark                                           5,167                 201,875
Safeway                                                1,271                  39,388
Walgreen                                               2,167                  76,083
Wal-Mart Stores                                        9,411                 478,832
                                                                     ---------------
Total                                                                        796,178
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
General Mills                                          3,270                 178,575
Kellogg                                                7,345                 351,825
Kraft Foods Cl A                                       9,497                 277,882
                                                                     ---------------
Total                                                                        808,282
------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                  5,071                 238,337
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Boston Scientific                                     35,138(b)              426,224
Covidien                                               3,395                 151,519
                                                                     ---------------
Total                                                                        577,743
------------------------------------------------------------------------------------

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                                  5,764                $306,991
Cardinal Health                                        3,104                 179,939
CIGNA                                                  4,657                 228,938
McKesson                                               1,828                 114,780
UnitedHealth Group                                     3,139                 159,587
                                                                     ---------------
Total                                                                        990,235
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Darden Restaurants                                     2,117                  59,953
Intl Game Technology                                   4,841                 206,566
Marriott Intl Cl A                                     4,141                 148,910
McDonald's                                             3,185                 170,557
Pinnacle Entertainment                                 3,758(b)               68,584
Yum! Brands                                            2,552                  87,176
                                                                     ---------------
Total                                                                        741,746
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Centex                                                 8,945                 248,492
DR Horton                                             18,218                 314,260
Harman Intl Inds                                       3,013                 140,315
Hovnanian Enterprises Cl A                            16,203(b)              160,248
KB Home                                               11,074                 304,535
Lennar Cl A                                            3,580                  73,748
Standard-Pacific                                       6,260                  23,851
                                                                     ---------------
Total                                                                      1,265,449
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                      5,543                 426,811
Procter & Gamble                                       7,361                 485,458
                                                                     ---------------
Total                                                                        912,269
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                     1,561                 124,334
General Electric                                      41,726               1,477,517
Tyco Intl                                              4,508(c)              177,435
                                                                     ---------------
Total                                                                      1,779,286
------------------------------------------------------------------------------------

INSURANCE (7.2%)
ACE                                                   12,480(c)              728,083
AFLAC                                                  9,488                 581,899
American Intl Group                                   27,795               1,533,171
Arch Capital Group                                     1,555(b,c)            109,565
Assured Guaranty                                       2,975(c)               70,389
Chubb                                                  5,101                 264,181

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Endurance Specialty Holdings                           2,602(c)             $105,433
Hartford Financial Services Group                      8,401                 678,549
MetLife                                                4,175                 246,200
Prudential Financial                                   8,466                 714,276
XL Capital Cl A                                        1,972(c)               88,740
                                                                     ---------------
Total                                                                      5,120,486
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Liberty Media - Interactive Cl A                       5,878(b,f)             93,519
------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer Services Cl A                      3,685(b)              179,644
Automatic Data Processing                              4,432                 179,806
Electronic Data Systems                                4,618                  92,822
HCL Technologies                                       5,800(c)               36,096
                                                                     ---------------
Total                                                                        488,368
------------------------------------------------------------------------------------

MACHINERY (2.1%)
Caterpillar                                            3,238                 230,351
Deere & Co                                             6,189                 543,147
Flowserve                                              2,723                 223,613
Ingersoll-Rand Cl A                                    1,592(c)               62,916
ITT                                                    1,286                  76,427
Parker Hannifin                                        4,951                 334,737
                                                                     ---------------
Total                                                                      1,471,191
------------------------------------------------------------------------------------

MEDIA (4.6%)
Comcast Cl A                                          12,270(b)              222,823
Comcast Special Cl A                                   7,956(b)              143,128
DISH Network Cl A                                      1,994(b)               56,311
News Corp Cl A                                        35,092                 663,239
Time Warner                                           44,085                 693,898
Viacom Cl B                                            6,510(b)              252,328
Virgin Media                                          27,231                 455,302
Vivendi                                               10,000(c)              402,929
Walt Disney                                           13,652                 408,604
                                                                     ---------------
Total                                                                      3,298,562
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                                  7,808                 258,445
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTILINE RETAIL (1.0%)
JC Penney                                              8,441                $400,187
Kohl's                                                 2,454(b)              112,001
Target                                                 3,391                 188,472
                                                                     ---------------
Total                                                                        700,660
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                                     7,149                 307,407
Xcel Energy                                           10,915                 226,923
                                                                     ---------------
Total                                                                        534,330
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.4%)
Anadarko Petroleum                                     1,636                  95,853
BP ADR                                                 6,291(c)              401,051
Chesapeake Energy                                      2,478                  92,256
Chevron                                               23,935               2,022,508
ConocoPhillips                                        18,820               1,511,622
Devon Energy                                           4,046                 343,829
Exxon Mobil                                           46,042               3,978,028
Marathon Oil                                           3,689                 172,830
Royal Dutch Shell ADR                                  2,116(c)              151,104
Total                                                  8,098(c)              589,320
Valero Energy                                          2,006                 118,735
XTO Energy                                             1,777                  92,297
                                                                     ---------------
Total                                                                      9,569,433
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
AbitibiBowater                                         6,300(c)              156,051
Intl Paper                                             7,830                 252,517
Weyerhaeuser                                           3,690                 249,887
                                                                     ---------------
Total                                                                        658,455
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Avon Products                                         10,087                 353,247
Herbalife                                              2,011(c)               79,796
                                                                     ---------------
Total                                                                        433,043
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PHARMACEUTICALS (6.2%)
Bristol-Myers Squibb                                  29,323                $680,000
Eli Lilly & Co                                         1,556                  80,165
Johnson & Johnson                                      5,639                 356,723
Merck & Co                                            14,390                 665,969
Pfizer                                                89,632               2,096,493
Schering-Plough                                       12,007                 234,977
Wyeth                                                  8,442                 335,992
                                                                     ---------------
Total                                                                      4,450,319
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Annaly Capital Management                              3,643                  71,840
Apartment Investment & Management Cl A                 3,281                 130,059
                                                                     ---------------
Total                                                                        201,899
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forestar Real Estate Group                               495(b)               11,306
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Atmel                                                 29,172(b)               92,184
Cypress Semiconductor                                  4,917(b)              104,486
Intel                                                 18,099                 383,699
LSI                                                   17,486(b)               91,277
Spansion Cl A                                         31,234(b)              119,314
Texas Instruments                                      1,525                  47,168
                                                                     ---------------
Total                                                                        838,128
------------------------------------------------------------------------------------

SOFTWARE (1.3%)
ACI Worldwide                                          1,389(b)               20,696
BEA Systems                                            7,511(b)              140,381
Microsoft                                             16,915                 551,428
Oracle                                                 7,965(b)              163,681
Quest Software                                         2,849(b)               42,593
                                                                     ---------------
Total                                                                        918,779
------------------------------------------------------------------------------------

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SPECIALTY RETAIL (1.3%)
Circuit City Stores                                    5,211                 $28,348
Gap                                                    4,754                  90,896
Home Depot                                             5,812                 178,254
Limited Brands                                         3,296                  62,921
Lowe's Companies                                      13,773                 364,158
Penske Automotive Group                                2,037                  36,992
TJX Companies                                          5,306                 167,457
                                                                     ---------------
Total                                                                        929,026
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Countrywide Financial                                 64,338                 447,792
Fannie Mae                                            11,301                 382,652
Freddie Mac                                           15,562                 472,929
Guaranty Financial Group                                 495(b)                6,881
                                                                     ---------------
Total                                                                      1,310,254
------------------------------------------------------------------------------------

TOBACCO (1.7%)
Altria Group                                          14,842               1,125,320
UST                                                    1,406                  73,056
                                                                     ---------------
Total                                                                      1,198,376
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Sprint Nextel                                         31,570                $332,432
Vodafone Group ADR                                    10,683(c)              371,769
                                                                     ---------------
Total                                                                        704,201
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $67,869,275)                                                      $69,856,316
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.2%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   1,591,742(g)           $1,591,742
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,591,742)                                                        $1,591,742
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $69,461,017)(h)                                                   $71,448,058
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 5.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $295,625 or 0.4% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                            08-02-07 thru 01-16-08         $249,080
Oaktree Capital Group LLC Cl A Unit*       05-21-07 thru 07-19-07          166,700

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund - See Note 5 to the financial statements.

--------------------------------------------------------------------------------

 16 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

(h) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $69,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $8,779,000
Unrealized depreciation                                             (6,792,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,987,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $67,869,275)           $   69,856,316
   Affiliated money market fund (identified cost $1,591,742)         1,591,742
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $69,461,017)                                                     71,448,058
Cash                                                                    11,178
Foreign currency holdings (identified cost $4,952)                       4,952
Capital shares receivable                                               29,677
Dividends receivable                                                   109,433
Receivable for investment securities sold                              462,453
------------------------------------------------------------------------------
Total assets                                                        72,065,751
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 296,309
Payable for investment securities purchased                            251,790
Accrued investment management services fee                               1,156
Accrued distribution fee                                                   659
Accrued transfer agency fee                                                148
Accrued administrative services fee                                        116
Other accrued expenses                                                  65,780
------------------------------------------------------------------------------
Total liabilities                                                      615,958
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $   71,449,793
==============================================================================

--------------------------------------------------------------------------------

 18 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $      149,647
Additional paid-in capital                                          68,414,111
Undistributed net investment income                                     60,166
Accumulated net realized gain (loss)                                   838,828
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                        1,987,041
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $   71,449,793
==============================================================================

Net assets applicable to outstanding
   shares:                               Class A                              $   47,306,914
                                         Class B                              $   11,717,415
                                         Class C                              $      855,248
                                         Class I                              $   11,535,710
                                         Class R2                             $        3,640
                                         Class R3                             $        3,640
                                         Class R4                             $       23,517
                                         Class R5                             $        3,709
Net asset value per share of
   outstanding capital stock:            Class A shares(1)       9,908,092    $         4.77
                                         Class B shares          2,461,484    $         4.76
                                         Class C shares            180,491    $         4.74
                                         Class I shares          2,407,449    $         4.79
                                         Class R2 shares               763    $         4.77
                                         Class R3 shares               763    $         4.77
                                         Class R4 shares             4,902    $         4.80
                                         Class R5 shares               763    $         4.86
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.06. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 1,089,572
Income distributions from affiliated money market fund               74,345
      Less foreign taxes withheld                                    (1,741)
---------------------------------------------------------------------------
Total income                                                      1,162,176
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  247,690
Distribution fee
   Class A                                                           72,550
   Class B                                                           70,070
   Class C                                                            4,967
   Class R2                                                              11
   Class R3                                                               5
Transfer agency fee
   Class A                                                           54,810
   Class B                                                           14,069
   Class C                                                              975
   Class R2                                                               1
   Class R3                                                               1
   Class R4                                                               9
   Class R5                                                               1
Administrative services fee                                          26,986
Plan administration services fee
   Class R2                                                               5
   Class R3                                                               5
   Class R4                                                              47
Compensation of board members                                           821
Custodian fees                                                       12,520
Printing and postage                                                 18,400
Registration fees                                                    31,800
Professional fees                                                    10,809
Other                                                                 2,013
---------------------------------------------------------------------------
Total expenses                                                      568,565
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (57)
---------------------------------------------------------------------------
                                                                    568,508
   Earnings and bank fee credits on cash balances                    (1,594)
---------------------------------------------------------------------------
Total net expenses                                                  566,914
---------------------------------------------------------------------------
Investment income (loss) -- net                                     595,262
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $ 2,932,870
   Foreign currency transactions                                       (111)
   Futures contracts                                                 (2,300)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           2,930,459
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         (9,603,673)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (6,673,214)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(6,077,952)
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $    595,262      $    917,420
Net realized gain (loss) on investments                      2,930,459         7,965,867
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        (9,603,673)        4,751,162
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               (6,077,952)       13,634,449
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                 (682,628)         (754,607)
      Class B                                                  (32,633)          (58,266)
      Class C                                                   (4,493)           (4,777)
      Class I                                                 (311,395)         (250,586)
      Class R2                                                     (49)              (78)
      Class R3                                                     (60)              (78)
      Class R4                                                    (623)             (453)
      Class R5                                                      --               (79)
   Net realized gain
      Class A                                               (4,625,594)       (9,225,989)
      Class B                                               (1,148,253)       (2,795,600)
      Class C                                                  (84,730)         (166,141)
      Class I                                               (1,493,181)       (2,248,825)
      Class R2                                                    (369)             (708)
      Class R3                                                    (369)             (708)
      Class R4                                                  (3,183)           (5,335)
      Class R5                                                    (369)             (708)
-----------------------------------------------------------------------------------------
Total distributions                                         (8,387,929)      (15,512,938)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  21

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         $  1,819,485      $ 10,152,788
   Class B shares                                              363,825         1,711,166
   Class C shares                                               72,724           211,888
   Class I shares                                            1,249,372         2,650,378
   Class R2 shares                                                  --             5,000
   Class R3 shares                                                  --             5,000
   Class R4 shares                                                  --             1,000
   Class R5 shares                                                  --         2,488,893
Reinvestment of distributions at net asset value
   Class A shares                                            5,196,120         9,755,373
   Class B shares                                            1,166,160         2,826,941
   Class C shares                                               87,581           162,715
   Class I shares                                            1,804,062         2,498,502
   Class R4 shares                                               2,650             3,775
Payments for redemptions
   Class A shares                                          (12,978,925)      (19,024,336)
   Class B shares                                           (2,744,167)       (8,203,518)
   Class C shares                                             (184,261)         (420,058)
   Class I shares                                           (5,424,121)       (1,080,983)
   Class R4 shares                                             (10,330)               --
   Class R5 shares                                                  --        (2,561,087)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (9,579,825)        1,183,437
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (24,045,706)         (695,052)
Net assets at beginning of period                           95,495,499        96,190,551
-----------------------------------------------------------------------------------------
Net assets at end of period                               $ 71,449,793      $ 95,495,499
=========================================================================================
Undistributed net investment income                       $     60,166      $    496,785
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Large Cap Value Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT 23 counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $295,625 representing 0.41% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may

--------------------------------------------------------------------------------

 24 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT 25 currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2008, foreign currency holdings were entirely comprised of Indian rupees.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

--------------------------------------------------------------------------------

 26 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $22,174 for the six months ended Jan. 31, 2008. The

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT 27 management fee for the six months ended Jan. 31, 2008 was 0.55% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $310.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------

 28 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $21,809 for Class A, $7,247 for Class B and $43 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.34% for Class R2, 1.09% for Class R3 and 0.83% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were $5, $5 and $47 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.13% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $1,594 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $9,040,527 and $24,366,759, respectively, for the six

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT 29 months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2008
                                       ISSUED FOR
                                       REINVESTED                          NET
                             SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
--------------------------------------------------------------------------------------
Class A                     336,036     1,043,398     (2,399,762)      (1,020,328)
Class B                      67,087       234,640       (512,499)        (210,772)
Class C                      13,042        17,693        (34,791)          (4,056)
Class I                     218,541       361,535     (1,107,289)        (527,213)
Class R2                         --            --             --               --
Class R3                         --            --             --               --
Class R4                         --           530         (2,217)          (1,687)
Class R5                         --            --             --               --
--------------------------------------------------------------------------------------

                                             YEAR ENDED JULY 31, 2007
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    1,700,418     1,738,926     (3,203,244)        236,100
Class B                      290,285       506,620     (1,386,106)       (589,201)
Class C                       36,321        29,213        (71,502)         (5,968)
Class I                      440,786       443,784       (184,695)        699,875
Class R2*                        763            --             --             763
Class R3*                        763            --             --             763
Class R4                         165           671             --             836
Class R5*                    439,307            --       (438,544)            763
---------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $17,215,766 and $18,941,321, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

--------------------------------------------------------------------------------

 30 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CONCENTRATION OF RISK

SECTOR RISK

If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  31

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 32 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $5.71          $5.88          $5.83          $5.34          $4.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .06(b)         .09            .06            .04
Net gains (losses) (both realized and
 unrealized)                               (.43)           .77            .32            .70            .59
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.39)           .83            .41            .76            .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.07)          (.07)          (.04)          (.03)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.55)         (1.00)          (.36)          (.27)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.77          $5.71          $5.88          $5.83          $5.34
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $47            $62            $63            $74            $67
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.22%(e)       1.28%          1.21%          1.29%          1.54%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.22%(e)       1.28%          1.21%          1.29%          1.24%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.36%(e)        .99%          1.35%          1.07%           .95%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          (7.16%)(i)     14.47%          7.39%         14.52%         12.85%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $5.66          $5.82          $5.77          $5.29          $4.95
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .01(b)         .04            .01             --
Net gains (losses) (both realized and
 unrealized)                               (.42)           .78            .32            .70            .59
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.40)           .79            .36            .71            .59
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.02)          (.02)            --           (.01)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.50)          (.95)          (.31)          (.23)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.76          $5.66          $5.82          $5.77          $5.29
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $12            $15            $19            $28            $25
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.98%(e)       2.05%          1.97%          2.05%          2.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.98%(e)       2.05%          1.97%          2.05%          2.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .60%(e)        .23%           .59%           .30%           .16%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          (7.49%)(i)     13.75%          6.51%         13.66%         12.00%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $5.64          $5.82          $5.77          $5.29          $4.94
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .01(b)         .04            .01             --
Net gains (losses) (both realized and
 unrealized)                               (.41)           .76            .32            .70            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.39)           .77            .36            .71            .60
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)          (.02)          (.02)            --           (.01)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.95)          (.31)          (.23)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.74          $5.64          $5.82          $5.77          $5.29
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1             $1             $1             $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.98%(e)       2.04%          1.98%          2.06%          2.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.98%(e)       2.04%          1.98%          2.06%          2.00%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .60%(e)        .23%           .58%           .30%           .19%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          (7.32%)(i)     13.50%          6.56%         13.62%         12.19%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $5.75          $5.91          $5.86          $5.36          $5.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(c)         .08(c)         .12            .07            .03
Net gains (losses) (both realized and
 unrealized)                               (.43)           .79            .32            .72           (.24)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.38)           .87            .44            .79           (.21)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.10)          (.10)          (.06)            --
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.58)         (1.03)          (.39)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.79          $5.75          $5.91          $5.86          $5.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $12            $17            $13            $38            $16
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .78%(f)        .85%           .75%           .86%          1.02%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .78%(f)        .85%           .75%           .86%           .93%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.83%(f)       1.41%          1.85%          1.50%          1.33%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (6.95%)(j)     15.10%          7.86%         14.97%         (3.77%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $5.69          $6.55
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .03            .02
Net gains (losses) (both realized and
 unrealized)                               (.40)           .15
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.37)           .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.10)
Distributions from realized gains          (.48)          (.93)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.55)         (1.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.77          $5.69
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.59%          1.63%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)      1.34%          1.63%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.23%           .55%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (6.93%)         2.84%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  37

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $5.70          $6.55
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .04            .03
Net gains (losses) (both realized and
 unrealized)                               (.41)           .15
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.37)           .18
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.10)
Distributions from realized gains          (.48)          (.93)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.56)         (1.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.77          $5.70
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.34%          1.38%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)      1.09%          1.38%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.48%           .80%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                      (6.86%)         3.03%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $5.74          $5.90          $5.85          $5.36          $4.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .07(b)         .10            .07            .04
Net gains (losses) (both realized and
 unrealized)                               (.41)           .78            .32            .70            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.36)           .85            .42            .77            .65
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.08)          (.08)          (.05)          (.04)
Distributions from realized gains          (.48)          (.93)          (.29)          (.23)          (.24)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.58)         (1.01)          (.37)          (.28)          (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.80          $5.74          $5.90          $5.85          $5.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.08%(e)       1.13%          1.00%          1.11%          1.36%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .83%(e)       1.12%          1.00%          1.11%          1.06%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.75%(e)       1.14%          1.69%          1.25%          1.12%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%            46%            57%            59%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          (6.72%)(i)     14.67%          7.55%         14.67%         13.14%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(I)         2007(B)
Net asset value, beginning of period      $5.72          $6.55
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .05            .05
Net gains (losses) (both realized and
 unrealized)                               (.43)           .15
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.38)           .20
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.10)
Distributions from realized gains          (.48)          (.93)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.48)         (1.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.86          $5.72
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e),(f)                  .84%           .83%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           1.73%          1.45%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      2%            35%
-----------------------------------------------------------------------------------------------------------
Total return(g),(h)                      (6.92%)         3.40%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE LARGE CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  41

     RIVERSOURCE LARGE CAP VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6257 G (3/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                RiverSource Large Cap Series, Inc.





By /s/   Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By /s/   Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     April 3, 2008




By /s/   Jeffrey P. Fox
         ------------------
         Jeffrey P. Fox
         Treasurer and Principal Financial Officer

Date     April 3, 2008